UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower S&P Small Cap 600
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Class L / MXNSX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600
®
Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Class L/MXNSX)	$ 79	0.81%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 985M
Total number of portfolio holdings	608
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.30%
Mr Cooper Group Inc	0.69%
AeroVironment Inc	0.58%
Brinker International Inc	0.58%
Qorvo Inc	0.57%
SPX Technologies Inc	0.57%
Kratos Defense & Security Solutions Inc	0.56%
BorgWarner Inc	0.53%
Badger Meter Inc	0.52%
Armstrong World Industries Inc	0.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes
to t
he Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Small Cap 600
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXERX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600
®
Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Institutional Class/MXERX)	$ 21	0.21%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 985M
Total number of portfolio holdings	608
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.30%
Mr Cooper Group Inc	0.69%
AeroVironment Inc	0.58%
Brinker International Inc	0.58%
Qorvo Inc	0.57%
SPX Technologies Inc	0.57%
Kratos Defense & Security Solutions Inc	0.56%
BorgWarner Inc	0.53%
Badger Meter Inc	0.52%
Armstrong World Industries Inc	0.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagree
ments w
ith the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower S&P Small Cap 600
®
Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXISX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600
®
Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Investor Class/MXISX)	$ 55	0.56%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 985M
Total number of portfolio holdings	608
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	16%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.30%
Mr Cooper Group Inc	0.69%
AeroVironment Inc	0.58%
Brinker International Inc	0.58%
Qorvo Inc	0.57%
SPX Technologies Inc	0.57%
Kratos Defense & Security Solutions Inc	0.56%
BorgWarner Inc	0.53%
Badger Meter Inc	0.52%
Armstrong World Industries Inc	0.51%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this
information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXMSX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	$ 83	0.84%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 242M
Total number of portfolio holdings	186
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	5.33%
PAR Technology Corp	1.15%
Kratos Defense & Security Solutions Inc	1.11%
SPX Technologies Inc	1.10%
CyberArk Software Ltd	1.09%
Box Inc Class A	1.09%
Oddity Tech Ltd Class A	1.08%
Stifel Financial Corp	1.06%
PTC Inc	1.04%
Element Solutions Inc	1.03%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of A
d
ditional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXMTX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Investor Class/MXMTX)	$ 118	1.19%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 242M
Total number of portfolio holdings	186
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	5.33%
PAR Technology Corp	1.15%
Kratos Defense & Security Solutions Inc	1.11%
SPX Technologies Inc	1.10%
CyberArk Software Ltd	1.09%
Box Inc Class A	1.09%
Oddity Tech Ltd Class A	1.08%
Stifel Financial Corp	1.06%
PTC Inc	1.04%
Element Solutions Inc	1.03%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of pr osp
ectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXTFX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Institutional Class/MXTFX)	$ 73	0.74%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	436
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
United States Cellular Corp	1.27%
TTM Technologies Inc	1.26%
Moog Inc Class A	1.15%
Talen Energy Corp	1.14%
Wintrust Financial Corp	1.07%
Vontier Corp	1.06%
Popular Inc	1.04%
SouthState Corp	1.00%
Federal Agricultural Mortgage Corp Class C	0.99%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may
also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

Empower Small Cap Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXLSX | June 30, 2025
This semi-annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at
https://www.empower.com/investments/empower-funds/fund-documents
. You may also request this information by contacting us at
1-866-831-7129.
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Investor Class/MXLSX)	$ 107	1.09%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	436
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
United States Cellular Corp	1.27%
TTM Technologies Inc	1.26%
Moog Inc Class A	1.15%
Talen Energy Corp	1.14%
Wintrust Financial Corp	1.07%
Vontier Corp	1.06%
Popular Inc	1.04%
SouthState Corp	1.00%
Federal Agricultural Mortgage Corp Class C	0.99%
SECTOR ALLOCATION
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at
lef
t or visit
https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-866-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-866-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
EMPOWER FUNDS

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.
("Empower Funds")
Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund
Institutional Class Ticker / MXERX	Institutional Class Ticker / MXMSX
Investor Class Ticker / MXISX	Investor Class Ticker / MXMTX
Class L Ticker / MXNSX
Empower Small Cap Value Fund
Institutional Class Ticker / MXTFX
Investor Class Ticker / MXLSX
(the "Fund(s)")
Semi-Annual Report
June 30, 2025
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.86%
$ 19,753	AdvanSix Inc	$ 469,134
24,009	Balchem Corp	3,822,233
80,375	Celanese Corp	4,447,149
40,943	Century Aluminum Co(a)	737,793
108,737	Chemours Co	1,245,038
164,325	Element Solutions Inc	3,721,961
91,917	FMC Corp	3,837,535
13,751	Hawkins Inc	1,954,017
39,371	HB Fuller Co	2,368,165
26,716	Ingevity Corp(a)	1,151,192
18,133	Innospec Inc	1,524,804
11,722	Kaiser Aluminum Corp	936,588
14,905	Koppers Holdings Inc	479,196
23,053	Minerals Technologies Inc	1,269,529
89,306	MP Materials Corp(a)(b)	2,971,211
9,748	Quaker Chemical Corp	1,091,191
12,573	Rogers Corp(a)	860,999
31,357	Sensient Technologies Corp	3,089,292
15,790	Stepan Co	861,818
24,851	Sylvamo Corp	1,245,035
		38,083,880
Communications — 4.16%
52,366	A10 Networks Inc	1,013,282
32,782	Angi Inc(a)	500,253
3,556	Cable One Inc(b)	482,940
42,919	Calix Inc(a)	2,282,862
61,483	Cargurus Inc(a)	2,057,836
45,130	Cars.com Inc(a)	534,791
31,083	Cogent Communications Holdings Inc	1,498,511
19,136	ePlus Inc(a)	1,379,706
76,696	Etsy Inc(a)	3,847,071
96,745	Extreme Networks Inc(a)	1,736,573
43,445	Gogo Inc(a)(b)	637,773
84,857	Harmonic Inc(a)	803,596
17,725	HealthStream Inc	490,451
47,342	IAC Inc(a)	1,767,750
19,056	InterDigital Inc	4,272,927
18,076	Liquidity Services Inc(a)	426,413
756,940	Lumen Technologies Inc(a)	3,315,397
45,013	QuinStreet Inc(a)	724,709
17,567	Scholastic Corp	368,556
34,022	Shenandoah Telecommunications Co	464,741
19,648	Shutterstock Inc	372,526
90,975	Sprinklr Inc Class A(a)	769,648
23,007	TechTarget Inc(a)	178,763
116,765	TEGNA Inc	1,956,981
71,655	Telephone & Data Systems Inc	2,549,485
33,324	Thryv Holdings Inc(a)	405,220
86,506	TripAdvisor Inc(a)	1,128,903
61,911	Viasat Inc(a)	903,901
165,122	Viavi Solutions Inc(a)	1,662,779
46,381	Yelp Inc(a)	1,589,477
Shares		Fair Value
Communications — (continued)
$ 30,001	Ziff Davis Inc(a)	$ 908,130
		41,031,951
Consumer, Cyclical — 14.05%
48,331	Academy Sports & Outdoors Inc	2,165,712
19,212	Acushnet Holdings Corp	1,399,018
61,038	Adient PLC(a)	1,187,800
43,468	Advance Auto Parts Inc(b)	2,020,827
11,636	Allegiant Travel Co(a)	639,398
98,314	American Axle & Manufacturing Holdings Inc(a)	401,121
114,547	American Eagle Outfitters Inc	1,101,942
14,485	Asbury Automotive Group Inc(a)	3,455,252
16,067	BJ's Restaurants Inc(a)	716,588
55,456	Bloomin' Brands Inc	477,476
22,550	Boot Barn Holdings Inc(a)	3,427,600
161,120	BorgWarner Inc	5,394,297
32,570	Brinker International Inc(a)	5,873,348
22,691	Buckle Inc	1,029,037
26,497	Caleres Inc(b)	323,793
26,695	Carter's Inc	804,320
5,937	Cavco Industries Inc(a)	2,579,211
19,529	Century Communities Inc	1,099,873
39,056	Champion Homes Inc(a)	2,445,296
33,103	Cheesecake Factory Inc(b)	2,074,234
73,336	Cinemark Holdings Inc	2,213,281
16,174	Cracker Barrel Old Country Store Inc(b)	987,908
94,060	Dana Inc	1,613,129
20,085	Dave & Buster's Entertainment Inc(a)(b)	604,157
20,127	Dorman Products Inc(a)	2,468,979
19,900	Dream Finders Homes Inc Class A(a)(b)	500,087
18,026	Ethan Allen Interiors Inc	502,024
60,175	Foot Locker Inc(a)	1,474,288
30,562	Fox Factory Holding Corp(a)	792,778
36,128	Freshpet Inc(a)	2,455,259
26,603	G-III Apparel Group Ltd(a)	595,907
24,328	Gentherm Inc(a)	688,239
28,390	GMS Inc(a)	3,087,413
13,715	Golden Entertainment Inc	403,632
22,571	Green Brick Partners Inc(a)	1,419,265
9,320	Group 1 Automotive Inc	4,070,137
24,282	Guess? Inc(b)	293,569
256,916	Hanesbrands Inc(a)	1,176,675
33,820	HNI Corp	1,663,268
16,827	Installed Building Products Inc	3,034,245
43,041	Interface Inc	900,848
13,144	Jack in the Box Inc(b)	229,494
223,291	JetBlue Airways Corp(a)	944,521
82,199	Kohl's Corp	697,048
36,328	Kontoor Brands Inc	2,396,558
30,774	La-Z-Boy Inc	1,143,870
18,335	LCI Industries	1,671,969

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 100,410	Leggett & Platt Inc	$ 895,657
15,985	LGI Homes Inc(a)	823,547
19,458	M/I Homes Inc(a)	2,181,631
12,176	Madison Square Garden Sports Corp(a)	2,544,175
13,850	MarineMax Inc(a)	348,189
52,924	Meritage Homes Corp	3,544,320
52,184	MillerKnoll Inc	1,013,413
9,490	Monarch Casino & Resort Inc	820,316
58,575	National Vision Holdings Inc(a)	1,347,811
303,455	Newell Brands Inc	1,638,657
78,014	OPENLANE Inc(a)	1,907,442
10,754	Oxford Industries Inc	432,849
23,642	Papa John's International Inc	1,157,040
24,284	Patrick Industries Inc	2,240,685
8,975	PC Connection Inc	590,376
105,702	Penn Entertainment Inc(a)	1,888,895
28,918	Phinia Inc	1,286,562
18,081	PriceSmart Inc	1,899,228
16,621	Pursuit Attractions & Hospitality Inc(a)	479,183
107,887	Resideo Technologies Inc(a)	2,379,987
44,458	Rush Enterprises Inc Class A	2,290,032
291,047	Sabre Corp(a)	919,709
79,375	Sally Beauty Holdings Inc(a)	735,013
14,673	ScanSource Inc(a)	613,478
29,594	Shake Shack Inc Class A(a)	4,160,916
14,178	Shoe Carnival Inc	265,270
31,164	Signet Jewelers Ltd	2,479,096
68,308	Six Flags Entertainment Corp	2,078,612
29,897	SkyWest Inc(a)	3,078,494
10,516	Sonic Automotive Inc Class A	840,544
87,967	Sonos Inc(a)	950,923
16,876	Standard Motor Products Inc	518,431
53,760	Steven Madden Ltd	1,289,165
33,995	Sun Country Airlines Holdings Inc(a)	399,441
32,525	Titan International Inc(a)	334,032
103,813	Topgolf Callaway Brands Corp(a)	835,695
65,871	Tri Pointe Homes Inc(a)	2,104,578
10,902	UniFirst Corp	2,051,974
41,794	Urban Outfitters Inc(a)	3,031,737
60,969	Victoria's Secret & Co(a)	1,129,146
21,186	Winnebago Industries Inc	614,394
58,154	Wolverine World Wide Inc	1,051,424
15,940	XPEL Inc(a)	572,246
		138,409,004
Consumer, Non-Cyclical — 17.20%
45,210	ABM Industries Inc	2,134,364
89,974	ACADIA Pharmaceuticals Inc(a)	1,940,739
82,845	AdaptHealth Corp(a)	781,228
13,348	Addus HomeCare Corp(a)	1,537,556
176,239	ADMA Biologics Inc(a)	3,209,312
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 26,496	Adtalem Global Education Inc(a)	$ 3,371,086
37,002	Alarm.com Holdings Inc(a)	2,093,203
121,502	Alkermes PLC(a)	3,476,172
27,814	AMN Healthcare Services Inc(a)	574,915
26,712	Amphastar Pharmaceuticals Inc(a)	613,308
23,623	Andersons Inc	868,145
12,516	ANI Pharmaceuticals Inc(a)	816,669
53,707	Arcus Biosciences Inc(a)	437,175
75,120	Arlo Technologies Inc(a)	1,274,035
91,021	Arrowhead Pharmaceuticals Inc(a)	1,438,132
29,150	Artivion Inc(a)	906,565
29,187	Astrana Health Inc(a)	726,173
37,738	Avanos Medical Inc(a)	461,913
33,748	Azenta Inc(a)	1,038,763
67,800	B&G Foods Inc(b)	286,794
29,501	BioLife Solutions Inc(a)	635,452
31,845	Cal-Maine Foods Inc	3,172,717
83,297	Catalyst Pharmaceuticals Inc(a)	1,807,545
7,690	Central Garden & Pet Co(a)	270,534
35,881	Central Garden & Pet Co Class A(a)	1,122,716
77,744	Certara Inc(a)	909,605
25,714	Chefs' Warehouse Inc(a)	1,640,810
23,546	Collegium Pharmaceutical Inc(a)	696,255
79,148	Concentra Group Holdings Parent Inc	1,628,074
22,785	CONMED Corp	1,186,643
69,217	Corcept Therapeutics Inc(a)	5,080,528
79,302	CoreCivic Inc(a)	1,670,893
19,775	CorVel Corp(a)	2,032,475
88,987	Cytek Biosciences Inc(a)	302,556
33,071	Deluxe Corp	526,160
81,131	Dynavax Technologies Corp(a)	804,819
34,167	Edgewell Personal Care Co	799,849
48,196	Embecta Corp	467,019
41,845	Enovis Corp(a)	1,312,259
46,215	EVERTEC Inc	1,666,051
71,097	Fortrea Holdings Inc(a)	351,219
26,067	Fresh Del Monte Produce Inc	845,092
100,669	GEO Group Inc(a)	2,411,023
42,011	Glaukos Corp(a)	4,339,316
73,243	Grocery Outlet Holding Corp(a)	909,678
28,709	Harmony Biosciences Holdings Inc(a)	907,204
52,975	Healthcare Services Group Inc(a)	796,214
16,053	Heidrick & Struggles International Inc	734,585
18,098	Helen of Troy Ltd(a)	513,621
89,885	Hertz Global Holdings Inc(a)(b)	613,915
17,880	ICU Medical Inc(a)	2,362,842

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 39,816	Innoviva Inc(a)	$ 799,903
21,427	Inspire Medical Systems Inc(a)	2,780,582
25,764	Integer Holdings Corp(a)	3,168,199
51,917	Integra LifeSciences Holdings Corp(a)	637,022
13,069	Interparfums Inc	1,716,090
11,500	J & J Snack Foods Corp	1,304,215
6,474	John B Sanfilippo & Son Inc	409,416
30,057	John Wiley & Sons Inc Class A	1,341,444
38,190	Korn Ferry	2,800,473
18,475	Krystal Biotech Inc(a)	2,539,573
15,102	LeMaitre Vascular Inc	1,254,221
14,138	Ligand Pharmaceuticals Inc(a)	1,607,208
22,715	Matthews International Corp Class A	543,116
43,472	Merit Medical Systems Inc(a)	4,063,763
11,048	MGP Ingredients Inc	331,109
73,188	Mister Car Wash Inc(a)	439,860
25,163	Monro Inc	375,180
71,287	Myriad Genetics Inc(a)	378,534
17,004	National Beverage Corp(a)	735,253
9,144	National HealthCare Corp	978,499
152,568	Neogen Corp(a)	729,275
94,659	NeoGenomics Inc(a)	691,957
35,684	Omnicell Inc(a)	1,049,110
188,856	Organon & Co	1,828,126
53,794	Owens & Minor Inc(a)	489,525
32,796	Pacira BioSciences Inc(a)	783,824
191,328	Payoneer Global Inc(a)	1,310,597
65,160	Pediatrix Medical Group Inc(a)	935,046
44,470	Perdoceo Education Corp	1,453,724
14,920	Phibro Animal Health Corp Class A	381,057
59,821	Premier Inc Class A	1,311,875
36,490	Prestige Consumer Healthcare Inc(a)	2,913,727
76,173	Privia Health Group Inc(a)	1,751,979
29,317	PROG Holdings Inc	860,454
53,772	Progyny Inc(a)	1,182,984
45,029	Protagonist Therapeutics Inc(a)	2,488,753
37,197	Quanex Building Products Corp	703,023
48,147	QuidelOrtho Corp(a)	1,387,597
47,968	RadNet Inc(a)	2,729,859
74,155	Robert Half Inc	3,044,063
75,640	Select Medical Holdings Corp	1,148,215
66,784	Simply Good Foods Co(a)	2,109,707
24,793	SpartanNash Co	656,767
35,737	STAAR Surgical Co(a)	599,667
17,376	Strategic Education Inc	1,479,219
31,527	Stride Inc(a)	4,577,405
41,014	Supernus Pharmaceuticals Inc(a)	1,292,761
50,514	Tandem Diabetes Care Inc(a)	941,581
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 32,519	Teleflex Inc	$ 3,848,949
99,859	TG Therapeutics Inc(a)	3,593,925
12,246	Tootsie Roll Industries Inc	409,629
24,956	TransMedics Group Inc(a)(b)	3,344,354
35,122	TreeHouse Foods Inc(a)	682,069
5,371	UFP Technologies Inc(a)	1,311,383
45,092	United Natural Foods Inc(a)	1,051,095
17,928	Universal Corp	1,044,127
38,186	Upbound Group Inc	958,469
11,301	US Physical Therapy Inc	883,738
7,208	USANA Health Sciences Inc(a)	220,060
36,574	Vericel Corp(a)	1,556,224
117,808	Verra Mobility Corp(a)	2,991,145
91,516	Vestis Corp	524,387
77,987	Vir Biotechnology Inc(a)	393,054
9,840	WD-40 Co	2,244,406
134,295	WillScot Holdings Corp	3,679,683
47,006	WK Kellogg Co(b)	749,276
52,277	Xencor Inc(a)	410,897
		169,436,323
Energy — 4.07%
7,808	Alpha Metallurgical Resources Inc(a)	878,244
130,471	Archrock Inc	3,239,595
56,285	Atlas Energy Solutions Inc(b)	752,530
19,299	Bristow Group Inc(a)	636,288
50,532	California Resources Corp	2,307,797
65,969	Comstock Resources Inc(a)(b)	1,825,362
34,986	Core Laboratories Inc	403,039
37,077	Core Natural Resources Inc	2,585,750
134,623	Crescent Energy Co Class A	1,157,758
26,776	CVR Energy Inc(b)	718,936
78,131	DNOW Inc(a)	1,158,683
105,039	Helix Energy Solutions Group Inc(a)	655,443
72,226	Helmerich & Payne Inc	1,094,946
28,302	Innovex International Inc(a)	442,077
117,658	Liberty Energy Inc	1,350,714
137,972	Magnolia Oil & Gas Corp Class A	3,101,610
71,367	Northern Oil & Gas Inc	2,023,254
73,081	Oceaneering International Inc(a)	1,514,238
37,472	Par Pacific Holdings Inc(a)	994,132
255,179	Patterson-UTI Energy Inc	1,513,211
90,652	Peabody Energy Corp	1,216,550
64,567	ProPetro Holding Corp(a)	385,465
11,043	REX American Resources Corp(a)	537,905
66,279	RPC Inc(b)	313,500
83,156	SM Energy Co	2,054,785
43,028	SolarEdge Technologies Inc(a)	877,771
67,275	SunCoke Energy Inc	577,892
172,657	Sunrun Inc(a)(b)	1,412,334
89,456	Talos Energy Inc(a)	758,587

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Energy — (continued)
$ 33,068	Tidewater Inc(a)	$ 1,525,427
21,966	Vital Energy Inc(a)	353,433
38,184	Warrior Met Coal Inc	1,749,973
		40,117,229
Financial — 27.10%
95,498	Acadia Realty Trust REIT	1,773,398
19,504	Acadian Asset Management Inc	687,321
76,383	Air Lease Corp	4,467,642
52,733	Alexander & Baldwin Inc REIT	940,229
35,020	American Assets Trust Inc REIT	691,645
47,666	Ameris Bancorp	3,083,990
14,891	AMERISAFE Inc	651,183
92,110	Apollo Commercial Real Estate Finance Inc REIT	891,625
160,743	Apple Hospitality Inc REIT	1,875,871
139,603	Arbor Realty Trust Inc REIT(b)	1,493,752
67,340	Armada Hoffler Properties Inc REIT	462,626
59,540	ARMOUR Residential Inc REIT(b)	1,000,867
51,165	Artisan Partners Asset Management Inc Class A	2,268,144
34,084	Assured Guaranty Ltd	2,968,716
104,909	Atlantic Union Bankshares Corp	3,281,554
39,571	Axos Financial Inc(a)	3,008,979
92,999	Banc of California Inc	1,306,636
14,490	BancFirst Corp	1,791,254
33,934	Bancorp Inc(a)	1,933,220
28,866	Bank of Hawaii Corp	1,949,321
54,641	BankUnited Inc	1,944,673
25,086	Banner Corp	1,609,267
35,265	Berkshire Hills Bancorp Inc	883,036
280,372	BGC Group Inc Class A	2,868,206
125,443	Blackstone Mortgage Trust Inc Class A REIT (b)	2,414,778
131,245	Brandywine Realty Trust REIT	563,041
33,817	Bread Financial Holdings Inc	1,931,627
69,851	Brookline Bancorp Inc	736,928
89,035	Capitol Federal Financial Inc	543,113
140,889	CareTrust Inc REIT	4,311,203
50,934	Cathay General Bancorp	2,319,025
12,383	Centerspace REIT	745,333
20,186	Central Pacific Financial Corp	565,814
10,426	City Holding Co	1,276,351
202,062	Cleanspark Inc(a)(b)	2,228,744
20,063	Cohen & Steers Inc	1,511,747
38,396	Community Financial System Inc	2,183,580
68,794	Curbline Properties Corp REIT	1,570,567
168,028	Cushman & Wakefield PLC(a)	1,860,070
Shares		Fair Value
Financial — (continued)
$ 21,283	Customers Bancorp Inc(a)	$ 1,250,163
94,107	CVB Financial Corp	1,862,378
149,883	DiamondRock Hospitality Co REIT	1,148,104
28,889	Dime Community Bancshares Inc	778,270
121,648	Douglas Emmett Inc REIT	1,829,586
21,758	Eagle Bancorp Inc	423,846
31,780	Easterly Government Properties Inc REIT	705,516
71,079	Ellington Financial Inc REIT(b)	923,316
64,047	Elme Communities REIT	1,018,347
17,848	Employers Holdings Inc	842,069
20,424	Enact Holdings Inc	758,752
17,209	Encore Capital Group Inc(a)	666,160
18,429	Enova International Inc(a)	2,055,202
145,020	Essential Properties Realty Trust Inc REIT	4,627,588
61,369	eXp World Holdings Inc(b)	558,458
38,548	EZCORP Inc Class A(a)	535,046
25,705	FB Financial Corp	1,164,436
149,523	First BanCorp	3,823,761
78,022	First Commonwealth Financial Corp	1,266,297
69,551	First Financial Bancorp	1,687,307
91,334	First Hawaiian Inc	2,279,697
72,992	Four Corners Property Trust Inc REIT	1,964,215
63,562	Franklin BSP Realty Trust Inc REIT	679,478
132,072	Fulton Financial Corp	2,382,579
307,452	Genworth Financial Inc(a)	2,391,977
36,925	Getty Realty Corp REIT	1,020,607
139,253	Global Net Lease Inc REIT	1,051,360
18,204	Goosehead Insurance Inc Class A	1,920,704
87,856	HA Sustainable Infrastructure Capital Inc(b)	2,359,812
22,117	Hanmi Financial Corp	545,848
6,818	HCI Group Inc	1,037,700
25,398	Heritage Financial Corp	605,488
79,919	Highwoods Properties Inc REIT	2,484,682
33,019	Hilltop Holdings Inc	1,002,127
92,101	Hope Bancorp Inc	988,244
30,025	Horace Mann Educators Corp	1,290,174
30,962	Independent Bank Corp	1,947,045
20,350	Innovative Industrial Properties Inc REIT	1,123,727
52,476	Jackson Financial Inc Class A	4,659,344
53,072	JBG Smith Properties REIT(b)	918,146
90,921	Kennedy-Wilson Holdings Inc	618,263
42,037	KKR Real Estate Finance Trust Inc REIT	368,664
18,567	Lakeland Financial Corp	1,140,942
125,545	Lincoln National Corp	4,343,857

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 34,934	LTC Properties Inc REIT	$ 1,209,066
214,864	LXP Industrial Trust REIT	1,774,777
186,582	Macerich Co REIT	3,018,897
259,033	MARA Holdings Inc(a)(b)	4,061,637
18,012	Marcus & Millichap Inc	553,149
436,476	Medical Properties Trust Inc REIT(b)	1,881,212
19,303	Mercury General Corp	1,299,864
89,113	Millrose Properties Inc REIT	2,540,612
54,696	Moelis & Co Class A	3,408,655
46,997	Mr Cooper Group Inc(a)	7,012,422
27,675	National Bank Holdings Corp Class A	1,040,857
56,298	Navient Corp	793,802
38,011	NBT Bancorp Inc	1,579,357
66,257	New York Mortgage Trust Inc REIT	443,922
15,357	NexPoint Residential Trust Inc REIT	511,695
57,943	NMI Holdings Inc(a)	2,444,615
93,582	Northwest Bancshares Inc	1,195,978
32,629	OFG Bancorp	1,396,521
100,744	Outfront Media Inc REIT	1,644,142
72,269	Pacific Premier Bancorp Inc	1,524,153
19,740	Palomar Holdings Inc(a)	3,044,895
10,586	Park National Corp	1,770,614
17,041	Pathward Financial Inc	1,348,284
88,560	Pebblebrook Hotel Trust REIT	884,714
67,042	PennyMac Mortgage Investment Trust REIT	862,160
92,507	Phillips Edison & Co Inc REIT	3,240,520
12,121	Piper Sandler Cos	3,368,911
18,056	PJT Partners Inc Class A	2,979,421
31,220	PRA Group Inc(a)	460,495
8,345	Preferred Bank	722,218
37,263	ProAssurance Corp(a)	850,714
94,923	Provident Financial Services Inc	1,664,000
98,960	Radian Group Inc	3,564,539
131,032	Ready Capital Corp REIT(b)	572,610
103,197	Redwood Trust Inc REIT	609,894
68,346	Renasant Corp	2,455,672
44,087	Ryman Hospitality Properties Inc REIT	4,350,064
29,267	S&T Bancorp Inc	1,106,878
34,519	Safehold Inc REIT	537,116
11,285	Safety Insurance Group Inc	895,916
10,575	Saul Centers Inc REIT	361,030
61,772	Seacoast Banking Corp of Florida	1,706,143
37,150	ServisFirst Bancshares Inc	2,879,496
91,503	Simmons First National Corp Class A	1,734,897
66,914	SiriusPoint Ltd(a)	1,364,376
37,397	SITE Centers Corp REIT	422,960
52,399	SL Green Realty Corp REIT	3,243,498
21,971	Southside Bancshares Inc	646,607
28,177	St Joe Co	1,344,043
Shares		Fair Value
Financial — (continued)
$ 33,281	Stellar Bancorp Inc	$ 931,202
48,844	StepStone Group Inc Class A	2,710,842
21,193	Stewart Information Services Corp	1,379,664
32,196	StoneX Group Inc(a)	2,934,343
77,145	Summit Hotel Properties Inc REIT	392,668
144,469	Sunstone Hotel Investors Inc REIT	1,253,991
83,864	Tanger Inc REIT	2,564,561
75,916	Terreno Realty Corp REIT	4,256,610
9,835	Tompkins Financial Corp	616,950
16,433	Triumph Financial Inc(a)	905,623
24,555	Trupanion Inc(a)	1,359,119
15,661	TrustCo Bank Corp	523,391
43,937	Trustmark Corp	1,601,943
80,000	Two Harbors Investment Corp REIT	861,600
89,989	United Community Banks Inc	2,680,772
16,471	United Fire Group Inc	472,718
189,962	Uniti Group Inc REIT	820,636
9,508	Universal Health Realty Income Trust REIT	380,035
91,356	Urban Edge Properties REIT	1,704,703
58,864	Veris Residential Inc REIT	876,485
38,787	Veritex Holdings Inc	1,012,341
59,833	Virtu Financial Inc Class A	2,679,920
4,681	Virtus Investment Partners Inc	849,133
58,234	WaFd Inc	1,705,091
23,453	Walker & Dunlop Inc	1,652,967
19,581	Westamerica BanCorp	948,504
31,707	Whitestone REIT	395,703
84,188	WisdomTree Inc	969,004
2,421	World Acceptance Corp(a)	399,756
41,248	WSFS Financial Corp	2,268,640
71,108	Xenia Hotels & Resorts Inc REIT	893,828
		266,975,119
Industrial — 18.79%
25,767	AAR Corp(a)	1,772,512
27,733	Advanced Energy Industries Inc	3,674,622
20,727	AeroVironment Inc(a)	5,906,158
7,554	Alamo Group Inc	1,649,642
21,940	Albany International Corp Class A	1,538,652
10,946	American Woodmark Corp(a)	584,188
16,141	Apogee Enterprises Inc	655,325
16,573	ArcBest Corp	1,276,287
36,032	Arcosa Inc	3,124,335
31,864	Armstrong World Industries Inc	5,175,988
17,121	Astec Industries Inc	713,774
21,732	AZZ Inc	2,053,239
21,680	Badger Meter Inc	5,310,516
26,725	Benchmark Electronics Inc	1,037,732

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 27,338	Boise Cascade Co	$ 2,373,485
31,804	Brady Corp Class A	2,161,718
49,736	Cactus Inc Class A	2,174,458
12,365	CSW Industrials Inc	3,546,653
22,296	CTS Corp	950,033
26,879	Dorian LPG Ltd	655,310
9,484	DXP Enterprises Inc(a)	831,273
21,117	Dycom Industries Inc(a)	5,160,784
48,125	Energizer Holdings Inc	970,200
39,292	Enerpac Tool Group Corp	1,593,683
15,550	Enpro Inc	2,978,602
57,347	Enviri Corp(a)	497,772
19,027	ESCO Technologies Inc	3,650,710
37,051	Everus Construction Group Inc(a)	2,353,850
44,774	Federal Signal Corp	4,764,849
17,265	Forward Air Corp(a)(b)	423,683
29,046	Franklin Electric Co Inc	2,606,588
54,297	Frontdoor Inc(a)	3,200,265
168,857	Gates Industrial Corp PLC(a)	3,888,777
21,424	Gibraltar Industries Inc(a)	1,264,016
32,319	Granite Construction Inc	3,022,150
23,236	Greenbrier Cos Inc	1,070,018
28,356	Griffon Corp	2,052,124
103,707	Hayward Holdings Inc(a)	1,431,157
37,558	Heartland Express Inc	324,501
51,868	Hillenbrand Inc	1,040,991
44,076	Hub Group Inc Class A	1,473,461
24,251	Ichor Holdings Ltd(a)	476,290
15,850	Insteel Industries Inc	589,778
29,392	International Seaways Inc	1,072,220
33,502	Itron Inc(a)	4,409,868
34,018	JBT Marel Corp	4,091,005
8,716	Kadant Inc	2,766,894
55,383	Kennametal Inc	1,271,594
63,187	Knowles Corp(a)	1,113,355
122,701	Kratos Defense & Security Solutions Inc(a)	5,699,462
7,879	Lindsay Corp	1,136,546
43,501	Marten Transport Ltd	565,078
92,839	Masterbrand Inc(a)	1,014,730
15,350	Materion Corp	1,218,329
24,166	Matson Inc	2,690,884
36,900	Mercury Systems Inc(a)	1,987,434
4,422	Mesa Laboratories Inc	416,641
29,820	Metallus Inc(a)	459,526
20,833	Moog Inc Class A	3,770,148
115,903	Mueller Water Products Inc Class A	2,786,308
11,277	MYR Group Inc(a)	2,046,212
3,954	National Presto Industries Inc	387,334
38,154	NV5 Global Inc(a)	880,976
111,884	O-I Glass Inc(a)	1,649,170
11,576	OSI Systems Inc(a)	2,602,979
20,050	Plexus Corp(a)	2,712,966
6,895	Powell Industries Inc(b)	1,451,053
18,918	Proto Labs Inc(a)	757,477
83,369	Ralliant Corp(a)	4,042,563
Shares		Fair Value
Industrial — (continued)
$ 103,603	RXO Inc(a)	$ 1,628,639
39,374	Sanmina Corp(a)	3,851,958
34,150	Schneider National Inc Class B	824,722
108,434	Sealed Air Corp	3,364,707
34,239	SPX Technologies Inc(a)	5,741,195
8,770	Standex International Corp	1,372,330
22,311	Sterling Infrastructure Inc(a)	5,147,817
12,499	Sturm Ruger & Co Inc	448,714
13,787	Tennant Co	1,068,217
59,291	Trinity Industries Inc	1,601,450
57,609	Triumph Group Inc(a)	1,483,432
75,153	TTM Technologies Inc(a)	3,067,745
17,336	Vicor Corp(a)	786,361
81,618	Vishay Intertechnology Inc	1,296,094
45,801	Werner Enterprises Inc	1,253,115
41,011	World Kinect Corp	1,162,662
22,873	Worthington Enterprises Inc	1,455,638
27,621	Worthington Steel Inc	823,934
104,052	Zurn Elkay Water Solutions Corp	3,805,182
		185,184,813
Technology — 7.73%
77,295	ACI Worldwide Inc(a)	3,548,613
78,780	Adeia Inc	1,113,949
16,309	Agilysys Inc(a)	1,869,664
19,283	Alpha & Omega Semiconductor Ltd(a)	494,802
109,598	Amentum Holdings Inc(a)	2,587,609
23,342	Axcelis Technologies Inc(a)	1,626,704
38,459	Blackline Inc(a)	2,177,549
106,652	Box Inc Class A(a)	3,644,299
17,225	CEVA Inc(a)	378,606
67,030	Clear Secure Inc Class A	1,860,753
34,081	Cohu Inc(a)	655,718
31,731	Corsair Gaming Inc(a)	299,223
20,066	CSG Systems International Inc	1,310,511
27,927	Digi International Inc(a)	973,535
45,633	DigitalOcean Holdings Inc(a)	1,303,279
33,710	Diodes Inc(a)	1,782,922
18,473	Donnelley Financial Solutions Inc(a)	1,138,860
97,987	DoubleVerify Holdings Inc(a)	1,466,865
131,688	DXC Technology Co(a)	2,013,510
55,996	FormFactor Inc(a)	1,926,822
48,146	Grid Dynamics Holdings Inc(a)	556,086
17,476	Impinj Inc(a)	1,941,059
20,316	Insight Enterprises Inc(a)	2,805,335
38,336	Kulicke & Soffa Industries Inc	1,326,426
47,775	LiveRamp Holdings Inc(a)	1,578,486
61,419	MaxLinear Inc(a)	872,764
55,749	N-able Inc(a)	451,567
54,325	NCR Atleos Corp(a)	1,549,892
100,076	NCR Voyix Corp(a)	1,173,892
51,820	NetScout Systems Inc(a)	1,285,654

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 22,308	PDF Solutions Inc(a)	$ 476,945
37,843	Penguin Solutions Inc(a)(b)	749,670
47,370	Photronics Inc(a)	891,977
115,663	Pitney Bowes Inc	1,261,883
31,258	Progress Software Corp	1,995,511
68,709	Qorvo Inc(a)	5,834,081
99,225	Sandisk Corp(a)	4,499,854
39,398	Schrodinger Inc(a)	792,688
64,076	Semtech Corp(a)	2,892,391
12,794	Simulations Plus Inc	223,255
15,415	SiTime Corp(a)	3,284,628
27,956	SPS Commerce Inc(a)	3,804,532
69,453	Teradata Corp(a)	1,549,497
33,174	Ultra Clean Holdings Inc(a)	748,737
46,104	Veeco Instruments Inc(a)	936,833
90,435	Xerox Holdings Corp(b)	476,592
		76,134,028
Utilities — 2.25%
27,976	American States Water Co	2,144,640
58,529	Avista Corp	2,221,176
43,277	California Water Service Group	1,968,238
16,947	Chesapeake Utilities Corp	2,037,368
25,356	Clearway Energy Inc Class A	767,273
60,485	Clearway Energy Inc Class C	1,935,520
23,356	H2O America	1,213,811
151,475	MDU Resources Group Inc	2,525,088
27,094	MGE Energy Inc	2,396,194
13,901	Middlesex Water Co	753,156
29,573	Northwest Natural Holding Co	1,174,640
31,082	Otter Tail Corp	2,396,111
12,509	Unitil Corp	652,344
		22,185,559
TOTAL COMMON STOCK — 99.21% (Cost $937,535,218)		$977,557,906
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
33,484,086	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.25%(d)	$ 33,484,086
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.40% (Cost $33,484,086)		$33,484,086
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.43%
4,214,900	U.S. Treasury Bills(e) 4.35%, 08/14/2025	4,192,612
TOTAL SHORT TERM INVESTMENTS — 0.43% (Cost $4,192,612)		$4,192,612
TOTAL INVESTMENTS — 103.04% (Cost $975,211,916)		$1,015,234,604
OTHER ASSETS & LIABILITIES, NET — (3.04)%		$(29,918,061)
TOTAL NET ASSETS — 100.00%		$985,316,543

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of June 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 E-mini Futures	58	USD	6,356	Sep 2025	$117,642
				Net Appreciation	$117,642
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.85%
$ 112,393	Element Solutions Inc	$ 2,545,701
2,672	Hawkins Inc	379,691
12,051	Steel Dynamics Inc	1,542,649
		4,468,041
Communications — 3.42%
12,837	Calix Inc(a)	682,800
25,460	Ciena Corp(a)	2,070,662
5,667	Credo Technology Group Holding Ltd(a)	524,708
125,609	DigitalBridge Group Inc	1,300,053
43,857	Grindr Inc(a)	995,554
20,635	MNTN Inc Class A(a)(b)	451,288
37,446	Opera Ltd ADR	707,729
16,199	Q2 Holdings Inc(a)	1,516,064
		8,248,858
Consumer, Cyclical — 9.38%
28,550	Academy Sports & Outdoors Inc	1,279,325
28,204	Birkenstock Holding PLC(a)	1,387,073
12,448	Boot Barn Holdings Inc(a)	1,892,096
7,050	Burlington Stores Inc(a)	1,640,112
27,796	Champion Homes Inc(a)	1,740,308
37,960	Core & Main Inc Class A(a)	2,290,886
20,893	IMAX Corp(a)	584,168
120,821	International Game Technology PLC	1,910,180
47,581	Life Time Group Holdings Inc(a)	1,443,132
100,009	Lionsgate Studios Corp(a)	581,052
16,706	Ollie's Bargain Outlet Holdings Inc(a)	2,201,517
32,701	On Holding AG Class A(a)	1,702,087
18,390	OneSpaWorld Holdings Ltd	374,972
24,536	Patrick Industries Inc	2,263,937
6,672	Starz Entertainment Corp(a)(b)	107,219
3,394	VSE Corp	444,546
59,086	Wabash National Corp	628,084
8,775	Warby Parker Inc Class A(a)	192,436
		22,663,130
Consumer, Non-Cyclical — 30.07%
173,807	Adaptive Biotechnologies Corp(a)	2,024,852
75,457	ADMA Biologics Inc(a)	1,374,072
43,603	Alkermes PLC(a)	1,247,482
9,319	American Public Education Inc(a)	283,857
166,400	Amicus Therapeutics Inc(a)	953,472
3,200	Arcellx Inc(a)	210,720
74,973	ARS Pharmaceuticals Inc(a)(b)	1,308,279
69,765	Artivion Inc(a)	2,169,692
118,886	Avantor Inc(a)	1,600,206
12,175	Axsome Therapeutics Inc(a)	1,270,948
25,872	Azenta Inc(a)	796,340
20,765	Beta Bionics Inc(a)(b)	302,338
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 26,310	BioCryst Pharmaceuticals Inc(a)	$ 235,738
61,532	BioLife Solutions Inc(a)	1,325,399
11,096	CareDx Inc(a)	216,816
36,315	Celsius Holdings Inc(a)	1,684,653
71,335	Ceribell Inc(a)	1,336,105
9,804	Chefs' Warehouse Inc(a)	625,593
17,647	CONMED Corp	919,056
4,705	CRA International Inc	881,576
26,890	Cytokinetics Inc(a)	888,446
113,661	Dynavax Technologies Corp(a)	1,127,517
12,021	elf Beauty Inc(a)	1,495,893
7,659	FTI Consulting Inc(a)	1,236,929
18,780	GeneDx Holdings Corp(a)	1,733,582
27,711	Haemonetics Corp(a)	2,067,518
16,403	HealthEquity Inc(a)	1,718,378
2,911	Huron Consulting Group Inc(a)	400,379
13,600	Insmed Inc(a)	1,368,704
12,611	iRhythm Technologies Inc(a)	1,941,590
14,835	Kestra Medical Technologies Ltd(a)(b)	245,964
46,859	Kiniksa Pharmaceuticals International PLC(a)	1,296,589
6,365	LENZ Therapeutics Inc(a)(b)	186,558
12,649	Lincoln Educational Services Corp(a)	291,559
16,764	Mirum Pharmaceuticals Inc(a)	853,120
17,763	Natural Grocers by Vitamin Cottage Inc	697,198
11,072	Neurocrine Biosciences Inc(a)	1,391,640
19,891	NeuroPace Inc(a)(b)	221,586
141,655	Ocular Therapeutix Inc(a)(b)	1,314,558
35,673	Oddity Tech Ltd Class A(a)	2,692,241
25,960	Paymentus Holdings Inc Class A(a)	850,190
21,426	Performance Food Group Co(a)	1,874,132
58,778	Privia Health Group Inc(a)	1,351,894
5,999	PROCEPT BioRobotics Corp(a)(b)	345,542
11,813	RB Global Inc	1,254,422
10,044	Rhythm Pharmaceuticals Inc(a)	634,680
22,138	Scholar Rock Holding Corp(a)(b)	784,128
2,092	Sezzle Inc(a)(b)	374,991
16,777	Shift4 Payments Inc Class A(a)(b)	1,662,769
57,777	SI-BONE Inc(a)	1,087,363
6,716	Soleno Therapeutics Inc(a)	562,666
76,666	Stevanato Group Spa(b)	1,872,950
2,298	Stride Inc(a)	333,647
181,463	SunOpta Inc(a)	1,052,485
20,716	Tarsus Pharmaceuticals Inc(a)	839,205
11,104	TransMedics Group Inc(a)(b)	1,488,047
15,321	Travere Therapeutics Inc(a)	226,751
35,771	Twist Bioscience Corp(a)	1,316,015
851	UFP Technologies Inc(a)	207,780
31,090	Ultragenyx Pharmaceutical Inc(a)	1,130,432
25,604	Universal Technical Institute Inc(a)	867,720

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 41,123	Valvoline Inc(a)	$ 1,557,328
35,024	Vericel Corp(a)	1,490,271
93,713	Verra Mobility Corp(a)	2,379,373
17,079	Vita Coco Co Inc(a)	616,552
46,956	Vital Farms Inc(a)(b)	1,808,745
12,048	Willdan Group Inc(a)	753,120
		72,660,341
Energy — 1.35%
64,633	Flowco Holdings Inc Class A	1,151,114
61,178	TechnipFMC PLC	2,106,970
		3,258,084
Financial — 10.67%
47,653	Baldwin Insurance Group Inc(a)(b)	2,040,025
45,683	Bowhead Specialty Holdings Inc(a)	1,714,483
23,050	Coastal Financial Corp(a)	2,232,854
51,670	Core Scientific Inc(a)(b)	882,007
2,216	Dave Inc(a)	594,797
34,705	Essent Group Ltd	2,107,635
7,951	Evercore Inc Class A	2,146,929
35,148	Glacier Bancorp Inc	1,514,176
10,326	Marex Group PLC	407,567
11,305	Palomar Holdings Inc(a)	1,743,796
2,059	Piper Sandler Cos	572,278
27,926	Ryan Specialty Holdings Inc	1,898,689
38,052	Skyward Specialty Insurance Group Inc(a)	2,199,025
25,321	Stifel Financial Corp	2,627,813
25,795	Triumph Financial Inc(a)	1,421,562
7,508	TWFG Inc(a)	262,780
31,794	Virtu Financial Inc Class A	1,424,053
		25,790,469
Industrial — 18.76%
22,291	AAON Inc	1,643,961
24,482	AAR Corp(a)	1,684,117
18,408	Advanced Drainage Systems Inc	2,114,343
15,118	Advanced Energy Industries Inc	2,003,135
11,163	Arcosa Inc	967,944
4,207	Argan Inc	927,559
4,080	Bel Fuse Inc Class B(b)	398,575
11,900	Boise Cascade Co	1,033,158
48,381	CECO Environmental Corp(a)(b)	1,369,666
22,313	Construction Partners Inc Class A(a)	2,371,426
8,513	Dycom Industries Inc(a)	2,080,492
42,169	Flowserve Corp	2,207,547
15,274	FTAI Aviation Ltd	1,757,121
9,988	Generac Holdings Inc(a)	1,430,381
14,286	Itron Inc(a)	1,880,466
13,256	JBT Marel Corp	1,594,166
18,163	Kirby Corp(a)	2,059,866
Shares		Fair Value
Industrial — (continued)
$ 27,562	Knight-Swift Transportation Holdings Inc	$ 1,219,067
59,506	Kratos Defense & Security Solutions Inc(a)(b)	2,764,054
5,173	Limbach Holdings Inc(a)	724,737
8,839	Mercury Systems Inc(a)	476,069
19,277	Modine Manufacturing Co(a)	1,898,783
40,320	Montrose Environmental Group Inc(a)	882,605
11,529	MYR Group Inc(a)	2,091,937
3,102	OSI Systems Inc(a)	697,516
1,537	Powell Industries Inc(b)	323,462
10,041	Primoris Services Corp	782,596
16,250	SPX Technologies Inc(a)	2,724,800
3,408	Sterling Infrastructure Inc(a)	786,328
16,153	TAT Technologies Ltd(a)	493,313
6,064	Voyager Technologies Inc Class A(a)	238,012
46,384	Zurn Elkay Water Solutions Corp	1,696,263
		45,323,465
Technology — 21.84%
22,166	Agilysys Inc(a)	2,541,110
19,352	Alkami Technology Inc(a)	583,269
38,935	Allegro MicroSystems Inc(a)(b)	1,331,188
3,450	Ambarella Inc(a)	227,924
22,064	Amplitude Inc Class A(a)	273,594
78,926	Box Inc Class A(a)	2,696,901
39,644	Braze Inc Class A(a)	1,113,996
60,705	Clearwater Analytics Holdings Inc Class A(a)	1,331,261
68,305	Confluent Inc Class A(a)	1,702,844
6,646	CyberArk Software Ltd(a)	2,704,124
10,353	D-Wave Quantum Inc(a)(b)	151,568
115,941	Evolent Health Inc Class A(a)	1,305,496
34,995	FormFactor Inc(a)	1,204,178
26,789	Grid Dynamics Holdings Inc(a)	309,413
53,222	JFrog Ltd(a)	2,335,381
39,086	KBR Inc	1,873,783
14,275	Life360 Inc(a)(b)	931,444
43,029	LiveRamp Holdings Inc(a)	1,421,678
17,091	Lumentum Holdings Inc(a)	1,624,670
47,679	nCino Inc(a)	1,333,582
24,770	Nutanix Inc Class A(a)	1,893,419
13,877	Omada Health Inc(a)	253,949
41,245	PAR Technology Corp(a)	2,861,166
68,603	Phreesia Inc(a)	1,952,441
22,703	Procore Technologies Inc(a)	1,553,339
15,017	PTC Inc(a)	2,588,030
31,696	Pure Storage Inc Class A(a)	1,825,056
5,768	Red Violet Inc	283,786
68,235	SentinelOne Inc Class A(a)	1,247,336
29,322	Sprout Social Inc Class A(a)	613,123
24,690	SS&C Technologies Holdings Inc	2,044,332
23,960	Synaptics Inc(a)	1,553,087
13,490	Teradyne Inc	1,213,021

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 40,063	Varonis Systems Inc(a)	$ 2,033,197
43,088	Vertex Inc Class A(a)	1,522,514
13,861	Viant Technology Inc Class A(a)	183,381
48,244	Waystar Holding Corp(a)	1,971,732
22,462	Weave Communications Inc(a)	186,884
		52,777,197
TOTAL COMMON STOCK — 97.34% (Cost $211,767,828)		$235,189,585
GOVERNMENT MONEY MARKET MUTUAL FUNDS
13,237,252	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.25%(d)	13,237,252
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 5.48% (Cost $13,237,252)		$13,237,252
TOTAL INVESTMENTS — 102.82% (Cost $225,005,080)		$248,426,837
OTHER ASSETS & LIABILITIES, NET — (2.82)%		$(6,806,424)
TOTAL NET ASSETS — 100.00%		$241,620,413
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2025.
ADR	American Depositary Receipt
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.25%
$ 13,200	AdvanSix Inc	$ 313,500
35,700	American Vanguard Corp	139,944
43,275	Cabot Corp	3,245,625
24,100	Constellium SE(a)	320,530
347,361	Ecovyst Inc(a)	2,858,781
21,599	Hawkins Inc	3,069,218
48,600	Huntsman Corp	506,412
7,800	Ingevity Corp(a)	336,102
4,100	Innospec Inc	344,769
35,000	Olin Corp	703,150
6,800	Sylvamo Corp	340,680
		12,178,711
Communications — 1.71%
8,400	Aviat Networks Inc(a)	202,020
7,300	ePlus Inc(a)	526,330
28,300	National CineMedia Inc(b)	137,114
33,400	Shutterstock Inc	633,264
77,900	Stagwell Inc(a)	350,550
30,800	TEGNA Inc	516,208
108,358	United States Cellular Corp(a)(b)	6,931,661
		9,297,147
Consumer, Cyclical — 15.03%
36,091	Academy Sports & Outdoors Inc	1,617,238
44,800	Accel Entertainment Inc(a)	527,296
48,600	Adient PLC(a)	945,756
8,500	Advance Auto Parts Inc(b)	395,165
33,116	Allison Transmission Holdings Inc	3,145,689
1,400	Asbury Automotive Group Inc(a)	333,956
82,534	Atlanta Braves Holdings Inc Class C(a)	3,860,115
102,214	Bath & Body Works Inc	3,062,331
7,100	Beazer Homes USA Inc(a)	158,827
76,200	Bloomin' Brands Inc	656,082
95,239	Blue Bird Corp(a)	4,110,515
17,905	Boot Barn Holdings Inc(a)	2,721,560
12,100	Brunswick Corp	668,404
11,300	Carter's Inc	340,469
4,400	Century Communities Inc	247,808
21,618	Champion Homes Inc(a)	1,353,503
39,192	Churchill Downs Inc	3,958,392
29,855	Crocs Inc(a)	3,023,714
8,900	Dave & Buster's Entertainment Inc(a)(b)	267,712
126,300	Denny's Corp(a)	517,830
20,000	Douglas Dynamics Inc	589,400
29,600	El Pollo Loco Holdings Inc(a)	325,896
21,300	Fox Factory Holding Corp(a)	552,522
15,500	G-III Apparel Group Ltd(a)	347,200
428,115	Garrett Motion Inc	4,499,489
31,700	Gentex Corp	697,083
21,275	Global Industrial Co	574,638
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 33,500	Goodyear Tire & Rubber Co(a)	$ 347,395
5,100	Green Brick Partners Inc(a)	320,688
1,120	Group 1 Automotive Inc	489,115
28,900	Harley-Davidson Inc	682,040
25,700	Haverty Furniture Cos Inc	522,995
17,000	Hilton Grand Vacations Inc(a)	706,010
7,700	Interface Inc	161,161
45,100	International Game Technology PLC	713,031
11,700	Johnson Outdoors Inc Class A	354,159
51,629	KB Home	2,734,788
7,200	Lear Corp	683,856
40,200	Leggett & Platt Inc	358,584
121,747	Levi Strauss & Co Class A	2,251,102
4,900	LGI Homes Inc(a)	252,448
3,000	M/I Homes Inc(a)	336,360
13,800	MarineMax Inc(a)	346,932
10,300	Marriott Vacations Worldwide Corp	744,793
72,900	Methode Electronics Inc	693,279
7,800	Miller Industries Inc	346,788
39,600	MillerKnoll Inc	769,032
5,600	Monarch Casino & Resort Inc	484,064
226,742	MRC Global Inc(a)	3,108,633
8,400	MSC Industrial Direct Co Inc Class A	714,168
37,100	OneWater Marine Inc Class A(a)(b)	496,769
17,000	Oxford Industries Inc	684,250
4,400	Papa John's International Inc	215,336
2,400	PC Connection Inc	157,872
59,300	PetMed Express Inc(a)	196,876
8,000	Phinia Inc	355,920
16,900	Polaris Inc(b)	686,985
77,143	Pursuit Attractions & Hospitality Inc(a)	2,224,033
5,400	PVH Corp	370,440
35,400	Resideo Technologies Inc(a)	780,924
4,900	REV Group Inc	233,191
13,750	Rush Enterprises Inc Class A	708,263
17,600	ScanSource Inc(a)	735,856
7,900	Signet Jewelers Ltd	628,445
50,183	Six Flags Entertainment Corp(b)	1,527,069
10,300	Sonic Automotive Inc Class A	823,279
48,700	Steelcase Inc Class A	507,941
13,900	Steven Madden Ltd	333,322
13,100	Sun Country Airlines Holdings Inc(a)	153,925
6,100	Thor Industries Inc(b)	541,741
38,300	Titan Machinery Inc(a)	758,723
13,600	Travel + Leisure Co	701,896
14,700	Tri Pointe Homes Inc(a)	469,665
1,800	UniFirst Corp	338,796
15,200	United Parks & Resorts Inc(a)	716,680
5,800	Visteon Corp(a)	541,140
33,086	VSE Corp	4,333,604
66,100	Wabash National Corp	702,643

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 94,897	YETI Holdings Inc(a)	$ 2,991,153
		81,536,748
Consumer, Non-Cyclical — 14.62%
11,500	ABM Industries Inc	542,915
32,800	Acadia Healthcare Co Inc(a)	744,232
25,770	Addus HomeCare Corp(a)	2,968,446
1,600	Adtalem Global Education Inc(a)	203,568
588,107	Alight Inc Class A	3,328,686
20,700	Amphastar Pharmaceuticals Inc(a)	475,272
10,500	Andersons Inc	385,875
54,502	ANI Pharmaceuticals Inc(a)	3,556,255
14,100	Astrana Health Inc(a)	350,808
41,575	BellRing Brands Inc(a)	2,408,440
8,000	Brink's Co	714,320
7,900	Cass Information Systems Inc	343,255
9,700	Central Garden & Pet Co(a)	341,246
84,536	Collegium Pharmaceutical Inc(a)	2,499,729
28,558	Colliers International Group Inc(b)	3,727,961
220,408	Concentra Group Holdings Parent Inc	4,533,793
9,600	Edgewell Personal Care Co	224,736
53,809	Embecta Corp	521,409
26,238	Emerald Holding Inc(b)	127,254
8,300	Ennis Inc	150,562
18,700	Envista Holdings Corp(a)	365,398
6,500	Euronet Worldwide Inc(a)	658,970
14,700	Forrester Research Inc(a)	145,530
7,100	Franklin Covey Co(a)	162,022
56,347	Haemonetics Corp(a)	4,204,050
91,900	Hain Celestial Group Inc(a)	139,688
62,400	Healthcare Services Group Inc(a)	937,872
11,200	Heidrick & Struggles International Inc	512,512
18,800	Helen of Troy Ltd(a)	533,544
20,107	Herc Holdings Inc	2,647,891
2,000	Huron Consulting Group Inc(a)	275,080
50,600	Inmode Ltd(a)	730,664
11,600	Insperity Inc	697,392
1,200	Interparfums Inc	157,572
8,000	John B Sanfilippo & Son Inc	505,920
61,199	John Wiley & Sons Inc Class A	2,731,311
16,800	Kforce Inc	690,984
55,069	Korn Ferry	4,038,210
35,964	Lantheus Holdings Inc(a)	2,944,013
22,300	Laureate Education Inc(a)	521,374
15,500	LivaNova PLC(a)	697,810
17,600	ManpowerGroup Inc	711,040
4,100	MGP Ingredients Inc	122,877
13,200	National Research Corp	221,760
221,714	Nomad Foods Ltd	3,766,921
101,038	Option Care Health Inc(a)	3,281,714
32,358	Post Holdings Inc(a)	3,527,993
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 144,573	Quanex Building Products Corp	$ 2,732,430
96,500	Resources Connection Inc	518,205
192,929	Select Medical Holdings Corp	2,928,662
49,800	SIGA Technologies Inc	324,696
90,881	Supernus Pharmaceuticals Inc(a)	2,864,569
58,900	TrueBlue Inc(a)	381,672
4,842	UFP Technologies Inc(a)	1,182,223
5,700	Utah Medical Products Inc	324,444
22,677	WEX Inc(a)	3,331,025
43,200	WK Kellogg Co(b)	688,608
		79,355,408
Energy — 7.46%
128,883	Antero Resources Corp(a)	5,191,407
342,068	Baytex Energy Corp(b)	612,302
86,034	California Resources Corp	3,929,173
29,400	Core Laboratories Inc	338,688
76,187	Crescent Energy Co Class A	655,208
32,500	CVR Energy Inc(b)	872,625
49,000	Delek US Holdings Inc	1,037,820
11,800	Excelerate Energy Inc Class A	345,976
81,000	Expro Group Holdings NV(a)	695,790
45,400	Innovex International Inc(a)	709,148
99,381	Kodiak Gas Services Inc	3,405,787
342,600	Kosmos Energy Ltd(a)	589,272
42,600	Liberty Energy Inc	489,048
29,300	Murphy Oil Corp	659,250
46,200	National Energy Services Reunited Corp(a)(b)	278,124
77,000	NextDecade Corp(a)(b)	686,070
24,100	Northern Oil & Gas Inc	683,235
51,800	NOV Inc	643,874
393,994	NPK International Inc(a)	3,352,889
52,476	Oceaneering International Inc(a)	1,087,303
81,200	Oil States International Inc(a)	435,232
43,800	Par Pacific Holdings Inc(a)	1,162,014
34,800	PBF Energy Inc Class A	754,116
59,700	ProFrac Holding Corp Class A(a)(b)	463,272
83,900	ProPetro Holding Corp(a)	500,883
14,800	REX American Resources Corp(a)	720,908
107,600	RPC Inc	508,948
58,100	Select Water Solutions Inc	501,984
77,600	Talos Energy Inc(a)	658,048
60,934	Tidewater Inc(a)	2,810,885
183,800	VAALCO Energy Inc	663,518
65,968	Viper Energy Inc	2,515,360
37,800	Vital Energy Inc(a)(b)	608,202
37,881	Weatherford International PLC	1,905,793
		40,472,152
Financial — 28.59%
11,300	1st Source Corp	701,391
41,275	Agree Realty Corp REIT	3,015,551

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 79,792	Air Lease Corp	$ 4,667,034
1,500	Alexander's Inc REIT	337,980
37,100	Ambac Financial Group Inc(a)	263,410
29,900	Amerant Bancorp Inc	545,077
16,900	American Assets Trust Inc REIT	333,775
70,021	Ameris Bancorp	4,530,359
39,500	Apollo Commercial Real Estate Finance Inc REIT	382,360
69,800	Ares Commercial Real Estate Corp REIT(b)	332,946
5,800	Arrow Financial Corp	153,236
95,313	Aspen Insurance Holdings Ltd Class A(a)	2,999,500
28,900	Associated Banc-Corp	704,871
3,600	Assured Guaranty Ltd	313,560
49,178	Banc of California Inc	690,951
8,600	Bank of Marin Bancorp	196,424
19,900	BankUnited Inc	708,241
5,400	BayCom Corp	149,634
21,000	Berkshire Hills Bancorp Inc	525,840
12,200	Bread Financial Holdings Inc	696,864
11,000	Bridgewater Bancshares Inc(a)	175,010
64,900	BrightSpire Capital Inc REIT(b)	327,745
66,800	Brookline Bancorp Inc	704,740
5,900	Burke & Herbert Financial Services Corp	352,407
100,637	Cadence Bank	3,218,371
10,600	California Bancorp(a)	167,056
8,200	Camden National Corp	332,756
5,300	Capital Bancorp Inc	177,974
116,700	Capitol Federal Financial Inc	711,870
9,500	Carter Bankshares Inc(a)	164,730
11,600	Cathay General Bancorp	528,148
19,300	Central Pacific Financial Corp	540,979
8,000	Civista Bancshares Inc	185,600
50,800	Claros Mortgage Trust Inc REIT	144,780
15,400	CNB Financial Corp(b)	352,044
17,900	CNO Financial Group Inc	690,582
22,500	Columbia Banking System Inc	526,050
7,000	Community Trust Bancorp Inc	370,440
32,545	ConnectOne Bancorp Inc	753,742
84,507	Curbline Properties Corp REIT	1,929,295
70,300	Cushman & Wakefield PLC(a)	778,221
2,500	Diamond Hill Investment Group Inc	363,275
66,400	DiamondRock Hospitality Co REIT	508,624
12,700	Dime Community Bancshares Inc	342,138
86,600	Douglas Elliman Inc(a)	200,912
30,300	Eagle Bancorp Inc	590,244
78,100	Empire State Realty Trust Inc Class A REIT	631,829
10,800	Employers Holdings Inc	509,544
18,300	Enact Holdings Inc	679,845
9,500	Enterprise Financial Services Corp	523,450
11,200	Essent Group Ltd	680,176
Shares		Fair Value
Financial — (continued)
$ 21,600	F&G Annuities & Life Inc	$ 690,768
7,790	Farmers National Banc Corp	107,424
27,780	Federal Agricultural Mortgage Corp Class C	5,397,098
16,100	Federated Hermes Inc	713,552
159,781	Fidelis Insurance Holdings Ltd	2,649,169
20,300	Financial Institutions Inc	521,304
123,347	First Busey Corp	2,822,796
6,500	First Financial Corp	352,235
93,021	First Foundation Inc(a)	474,407
28,600	First Hawaiian Inc	713,856
8,000	First Internet Bancorp	215,200
16,100	First Interstate BancSystem Inc Class A	464,002
4,296	First Merchants Corp	164,537
4,600	First Mid Bancshares Inc	172,454
2,400	Five Star Bancorp	68,496
59,800	Flagstar Financial Inc	633,880
58,100	Flushing Financial Corp	690,228
83,250	Granite Point Mortgage Trust Inc REIT	205,628
5,600	Great Southern Bancorp Inc	329,168
82,259	Hanmi Financial Corp	2,030,152
4,000	Hanover Insurance Group Inc	679,480
71,900	Heritage Commerce Corp	713,967
14,700	Heritage Financial Corp	350,448
23,000	Hilltop Holdings Inc	698,050
2,200	Hingham Institution For Savings(b)	546,370
2,800	Home Bancorp Inc	144,984
170,552	Home BancShares Inc	4,853,910
12,700	HomeStreet Inc(a)	165,989
65,800	Hope Bancorp Inc	706,034
15,900	Horace Mann Educators Corp	683,223
34,200	Horizon Bancorp Inc	525,996
8,100	Independent Bank Corp	509,368
51,200	International Money Express Inc(a)	516,608
83,400	Kearny Financial Corp	538,764
58,152	Kemper Corp	3,753,130
15,100	Legacy Housing Corp(a)	342,166
10,400	Lincoln National Corp	359,840
15,700	Live Oak Bancshares Inc	467,860
10,900	Marcus & Millichap Inc	334,739
105,162	Marex Group PLC	4,150,744
31,573	McGrath RentCorp	3,661,205
7,700	Mercantile Bank Corp	357,357
19,800	Merchants Bancorp	654,786
3,300	Mercury General Corp	222,222
20,100	MGIC Investment Corp	559,584
6,200	Mid Penn Bancorp Inc	174,840
20,400	Midland States Bancorp Inc	353,328
11,600	MidWestOne Financial Group Inc	333,732
49,500	Navient Corp	697,950
27,300	NB Bancorp Inc(a)	487,578
3,458	NBT Bancorp Inc	143,680
16,800	NMI Holdings Inc(a)	708,792
1,407	Northeast Bank	125,209

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 45,700	Northfield Bancorp Inc	$ 524,636
3,800	Northrim BanCorp Inc	354,388
40,200	OceanFirst Financial Corp	707,922
14,700	Origin Bancorp Inc	525,378
32,900	Pacific Premier Bancorp Inc	693,861
66,200	Park Hotels & Resorts Inc REIT(b)	677,226
18,900	Peapack-Gladstone Financial Corp	533,925
71,200	Pebblebrook Hotel Trust REIT	711,288
3,200	Peoples Financial Services	157,984
130,919	Perella Weinberg Partners	2,542,447
43,414	Pinnacle Financial Partners Inc	4,793,340
51,420	Popular Inc	5,666,998
79,121	PotlatchDeltic Corp REIT	3,035,873
6,840	Preferred Bank	591,968
60,275	Prosperity Bancshares Inc	4,233,716
41,103	Provident Financial Services Inc	720,536
20,100	Radian Group Inc	724,002
9,500	RBB Bancorp	163,495
20,800	RMR Group Inc Class A	340,080
5,900	Selective Insurance Group Inc	511,235
85,600	Seritage Growth Properties Class A(a)(b)	263,648
12,451	Shore Bancshares Inc	195,730
7,400	Sierra Bancorp	219,706
37,000	Simmons First National Corp Class A	701,520
75,993	Skyward Specialty Insurance Group Inc(a)	4,391,635
21,600	SLM Corp	708,264
4,800	South Plains Financial Inc	172,992
6,500	Southern Missouri Bancorp Inc	356,070
59,091	SouthState Corp	5,438,145
87,346	STAG Industrial Inc REIT	3,168,913
6,900	Stewart Information Services Corp	449,190
41,015	Stifel Financial Corp	4,256,537
5,500	Tompkins Financial Corp	345,015
5,300	Towne Bank	181,154
12,800	TriCo Bancshares	518,272
15,500	TrustCo Bank Corp	518,010
6,300	United Fire Group Inc	180,810
16,200	Univest Financial Corp	486,648
58,100	Valley National Bancorp	518,833
26,300	Veritex Holdings Inc	686,430
3,980	Virtus Investment Partners Inc	721,972
23,840	WaFd Inc	698,035
25,000	Washington Trust Bancorp Inc	707,000
19,280	Wesbanco Inc	609,826
52,165	Western Alliance Bancorp	4,067,827
56,800	Western Union Co	478,256
390	White Mountains Insurance Group Ltd	700,331
47,159	Wintrust Financial Corp	5,846,773
		155,147,708
Shares		Fair Value
Industrial — 17.55%
$ 57,700	AerSale Corp(a)	$ 346,777
9,800	Albany International Corp Class A	687,274
9,800	American Woodmark Corp(a)	523,026
13,100	Apogee Enterprises Inc	531,860
47,528	Arcosa Inc	4,121,153
3,200	Armstrong World Industries Inc	519,808
4,100	Arrow Electronics Inc(a)	522,463
7,900	Atkore Inc	557,345
103,385	Atmus Filtration Technologies Inc	3,765,282
9,900	Avnet Inc	525,492
1,800	AZZ Inc	170,064
48,886	Bel Fuse Inc Class B	4,775,673
1,500	Belden Inc	173,700
2,300	Brady Corp Class A	156,331
7,500	Cactus Inc Class A	327,900
112,157	CECO Environmental Corp(a)	3,175,165
12,131	Clean Harbors Inc(a)	2,804,445
23,800	Columbus McKinnon Corp	363,426
16,800	Energizer Holdings Inc	338,688
17,400	Fluor Corp(a)	892,098
25,800	Gates Industrial Corp PLC(a)	594,174
15,000	Greenbrier Cos Inc	690,750
52,554	Griffon Corp	3,803,333
38,900	Heartland Express Inc	336,096
35,500	Hillenbrand Inc	712,485
9,100	Insteel Industries Inc	338,611
53,272	International Seaways Inc	1,943,362
3,200	Itron Inc(a)	421,216
88,000	Janus International Group Inc(a)	716,320
80,100	JELD-WEN Holding Inc(a)	313,992
9,985	Kadant Inc(b)	3,169,738
14,700	Kennametal Inc	337,512
19,500	Kimball Electronics Inc(a)	374,985
62,318	Knife River Corp(a)	5,087,641
7,800	L B Foster Co Class A(a)	170,586
25,816	Limbach Holdings Inc(a)	3,616,821
3,900	Lindsay Corp	562,575
11,100	Marten Transport Ltd	144,189
61,670	Mercury Systems Inc(a)	3,321,546
34,569	Moog Inc Class A	6,255,952
42,700	Myers Industries Inc	618,723
2,500	National Presto Industries Inc	244,900
15,100	NEXTracker Inc Class A(a)	820,987
1,700	OSI Systems Inc(a)	382,262
3,791	Plexus Corp(a)	512,960
13,213	Powell Industries Inc(b)	2,780,676
7,700	Proto Labs Inc(a)	308,308
4,300	Sanmina Corp(a)	420,669
14,200	Schneider National Inc Class B(b)	342,930
22,100	Sensata Technologies Holding PLC	665,431
8,500	Silgan Holdings Inc	460,530
15,600	Sonoco Products Co	679,536
34,167	TD SYNNEX Corp	4,636,462
6,700	Tennant Co	519,116

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of June 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 25,700	Thermon Group Holdings Inc(a)	$ 721,656
9,200	Timken Co	667,460
127,057	TriMas Corp	3,635,101
168,858	TTM Technologies Inc(a)	6,892,784
14,100	Tutor Perini Corp(a)	659,598
34,770	UFP Industries Inc	3,454,747
37,600	Vishay Intertechnology Inc	597,088
156,860	Vontier Corp	5,788,134
23,900	World Kinect Corp	677,565
9,100	Worthington Enterprises Inc	579,124
		95,256,601
Technology — 5.83%
39,500	Adeia Inc	558,530
147,576	Amentum Holdings Inc(a)	3,484,269
13,900	ASGN Inc(a)	694,027
69,111	Concentrix Corp	3,652,862
65,694	Crane NXT Co(b)	3,540,906
7,900	Diodes Inc(a)	417,831
47,540	Donnelley Financial Solutions Inc(a)	2,930,841
125,094	Five9 Inc(a)	3,312,489
60,762	I3 Verticals Inc Class A(a)	1,669,740
8,000	IPG Photonics Corp(a)	549,200
95,010	Kyndryl Holdings Inc(a)	3,986,620
10,000	Maximus Inc	702,000
134,429	PagerDuty Inc(a)	2,054,075
27,500	Photronics Inc(a)	517,825
3,300	Science Applications International Corp	371,613
58,356	V2X Inc(a)	2,833,184
36,200	ZoomInfo Technologies Inc(a)	366,344
		31,642,356
Utilities — 4.50%
17,900	Avista Corp	679,305
Shares		Fair Value
Utilities — (continued)
$ 12,000	Black Hills Corp	$ 673,200
12,900	H2O America	670,413
222,257	MDU Resources Group Inc	3,705,024
16,900	Northwest Natural Holding Co	671,268
13,200	Northwestern Energy Group Inc	677,160
6,600	Otter Tail Corp	508,794
16,700	Portland General Electric Co	678,521
8,600	Southwest Gas Holdings Inc	639,754
9,200	Spire Inc	671,508
21,314	Talen Energy Corp(a)	6,197,472
74,735	TXNM Energy Inc	4,209,075
113,240	UGI Corp	4,124,201
6,400	Unitil Corp	333,760
		24,439,455
TOTAL COMMON STOCK — 97.54% (Cost $476,735,076)		$529,326,286
GOVERNMENT MONEY MARKET MUTUAL FUNDS
16,401,761	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.25%(d)	16,401,761
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.02% (Cost $16,401,761)		$16,401,761
TOTAL INVESTMENTS — 100.56% (Cost $493,136,837)		$545,728,047
OTHER ASSETS & LIABILITIES, NET — (0.56)%		$(3,040,768)
TOTAL NET ASSETS — 100.00%		$542,687,279

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of June 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of June 30, 2025.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,015,234,604	$248,426,837	$545,728,047
Cash	3,590,446	6,423,005	12,825,897
Cash pledged on futures contracts	2,253,492	-	-
Dividends receivable	1,155,489	33,263	411,320
Subscriptions receivable	2,166,145	318,650	664,002
Receivable for investments sold	44,697	10,164	425,134
Total Assets	1,024,444,873	255,211,919	560,054,400
LIABILITIES:
Payable for director fees	21,666	21,666	21,666
Payable for distribution fees	4,681	-	-
Payable for investments purchased	4,042,765	11,429	352,041
Payable for other accrued fees	175,358	70,064	85,407
Payable for shareholder services fees	245,546	1,913	20,093
Payable to investment adviser	146,552	142,490	301,248
Payable upon return of securities loaned	33,484,086	13,237,252	16,401,761
Redemptions payable	962,066	106,692	184,905
Variation margin on futures contracts	45,610	-	-
Total Liabilities	39,128,330	13,591,506	17,367,121
NET ASSETS	$985,316,543	$241,620,413	$542,687,279
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,927,090	$2,242,632	$7,360,744
Paid-in capital in excess of par	888,266,435	216,838,191	479,085,520
Undistributed/accumulated earnings	88,123,018	22,539,590	56,241,015
NET ASSETS	$985,316,543	$241,620,413	$542,687,279
NET ASSETS BY CLASS
Investor Class	$826,879,461	$6,375,072	$69,391,938
Class L	$23,984,511	N/A	N/A
Institutional Class	$134,452,571	$235,245,341	$473,295,341
CAPITAL STOCK:
Authorized
Investor Class	240,000,000	15,000,000	65,000,000
Class L	10,000,000	N/A	N/A
Institutional Class	300,000,000	60,000,000	250,000,000
Issued and Outstanding
Investor Class	66,063,635	610,935	1,860,589
Class L	1,272,561	N/A	N/A
Institutional Class	21,934,700	21,815,380	71,746,852
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.52	$10.43	$37.30
Class L	$18.85	N/A	N/A
Institutional Class	$6.13	$10.78	$6.60
(a) Cost of investments	$975,211,916	$225,005,080	$493,136,837
(b) Including fair value of securities on loan	$32,692,568	$12,986,238	$15,950,682
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2025 (Unaudited)
	Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund
INVESTMENT INCOME:
Income from securities lending (net of fees)	$65,673	$7,230	$20,766
Dividends	9,191,705	334,629	4,140,474
Foreign withholding tax	(10,089)	(1,260)	(9,715)
Total Income	9,247,289	340,599	4,151,525
EXPENSES:
Management fees	970,639	745,068	1,725,654
Shareholder services fees – Investor Class	1,321,009	10,504	117,189
Shareholder services fees – Class L	41,489	-	-
Audit and tax fees	17,749	17,123	17,300
Custodian fees	13,679	15,503	17,731
Directors fees	21,968	21,968	21,968
Distribution fees – Class L	29,460	-	-
Legal fees	6,196	6,196	6,196
Pricing fees	1,130	318	726
Registration fees	77,345	16,128	24,132
Shareholder report fees	61,940	124	153
Transfer agent fees	10,195	5,131	5,671
Other fees	19,863	18,889	19,754
Total Expenses	2,592,662	856,952	1,956,474
Less amount waived by investment adviser	109,638	93,320	41,303
Net Expenses	2,483,024	763,632	1,915,171
NET INVESTMENT INCOME (LOSS)	6,764,265	(423,033)	2,236,354
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	35,494,561	(1,073,155)	(3,040,266)
Net realized loss on futures contracts	(494,356)	-	-
Net Realized Gain (Loss)	35,000,205	(1,073,155)	(3,040,266)
Net change in unrealized appreciation (depreciation) on investments	(92,448,603)	4,206,735	(12,820,776)
Net change in unrealized appreciation on futures contracts	719,682	-	-
Net Change in Unrealized Appreciation (Depreciation)	(91,728,921)	4,206,735	(12,820,776)
Net Realized and Unrealized Gain (Loss)	(56,728,716)	3,133,580	(15,861,042)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,964,451)	$2,710,547	$(13,624,688)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower S&P Small Cap 600® Index Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$6,764,265	$14,656,006
Net realized gain	35,000,205	55,397,035
Net change in unrealized appreciation (depreciation)	(91,728,921)	25,208,916
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,964,451)	95,261,957
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(33,357,688)
Class L	-	(634,458)
Institutional Class	-	(36,906,230)
From Net Investment Income and Net Realized Gains	0	(70,898,376)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	188,987,313	457,010,572
Class L	3,748,042	8,002,259
Institutional Class	31,981,972	100,152,222
Shares issued in reinvestment of distributions
Investor Class	-	33,357,688
Class L	-	634,458
Institutional Class	-	36,906,230
Shares redeemed
Investor Class	(93,004,532)	(222,903,863)
Class L	(3,960,172)	(11,274,267)
Institutional Class	(275,355,972)	(81,770,000)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(147,603,349)	320,115,299
Total Increase (Decrease) in Net Assets	(197,567,800)	344,478,880
NET ASSETS:
Beginning of Period	1,182,884,343	838,405,463
End of Period	$985,316,543	$1,182,884,343
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	15,474,503	35,890,897
Class L	199,733	414,177
Institutional Class	5,274,646	15,011,621
Shares issued in reinvestment of distributions
Investor Class	-	2,542,651
Class L	-	32,246
Institutional Class	-	5,695,824
Shares redeemed
Investor Class	(7,490,897)	(17,095,308)
Class L	(211,992)	(581,665)
Institutional Class	(44,727,615)	(12,040,531)
Net Increase (Decrease)	(31,481,622)	29,869,912
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Small Cap Growth Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment loss	$(423,033)	$(567,583)
Net realized gain (loss)	(1,073,155)	13,895,868
Net change in unrealized appreciation	4,206,735	531,023
Net Increase in Net Assets Resulting from Operations	2,710,547	13,859,308
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(448,521)
Institutional Class	-	(9,349,929)
From Net Investment Income and Net Realized Gains	0	(9,798,450)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,557,140	1,002,291
Institutional Class	111,994,198	30,765,079
Shares issued in reinvestment of distributions
Investor Class	-	448,521
Institutional Class	-	9,349,929
Shares redeemed
Investor Class	(1,810,917)	(4,107,235)
Institutional Class	(12,632,046)	(38,196,421)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	99,108,375	(737,836)
Total Increase in Net Assets	101,818,922	3,323,022
NET ASSETS:
Beginning of Period	139,801,491	136,478,469
End of Period	$241,620,413	$139,801,491
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	167,982	90,797
Institutional Class	10,863,985	2,708,791
Shares issued in reinvestment of distributions
Investor Class	-	41,917
Institutional Class	-	847,643
Shares redeemed
Investor Class	(175,376)	(385,688)
Institutional Class	(1,224,637)	(3,394,673)
Net Increase (Decrease)	9,631,954	(91,213)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2025 and fiscal year ended December 31, 2024
Empower Small Cap Value Fund	2025 (Unaudited)	2024
OPERATIONS:
Net investment income	$2,236,354	$4,020,856
Net realized gain (loss)	(3,040,266)	29,381,387
Net change in unrealized appreciation (depreciation)	(12,820,776)	5,715,933
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,624,688)	39,118,176
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(777,928)
Institutional Class	-	(31,294,372)
From Net Investment Income and Net Realized Gains	0	(32,072,300)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	11,849,250	18,220,522
Institutional Class	117,845,281	107,847,354
Shares issued in reinvestment of distributions
Investor Class	-	777,928
Institutional Class	-	31,294,372
Shares redeemed
Investor Class	(12,861,834)	(21,474,977)
Institutional Class	(51,153,275)	(109,397,646)
Net Increase in Net Assets Resulting from Capital Share Transactions	65,679,422	27,267,553
Total Increase in Net Assets	52,054,734	34,313,429
NET ASSETS:
Beginning of Period	490,632,545	456,319,116
End of Period	$542,687,279	$490,632,545
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	322,148	484,070
Institutional Class	18,051,558	15,413,244
Shares issued in reinvestment of distributions
Investor Class	-	20,499
Institutional Class	-	4,606,284
Shares redeemed
Investor Class	(351,604)	(574,168)
Institutional Class	(7,893,342)	(15,520,217)
Net Increase	10,128,760	4,429,712
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2025 (Unaudited)	$13.14	0.08	(0.70)	(0.62)	-	-	-	$12.52	(4.65%) (d)
12/31/2024	$12.71	0.17	0.85	1.02	(0.10)	(0.49)	(0.59)	$13.14	7.94%
12/31/2023	$11.38	0.16	1.58	1.74	(0.07)	(0.34)	(0.41)	$12.71	15.47%
12/31/2022	$14.54	0.14	(2.55)	(2.41)	(0.06)	(0.69)	(0.75)	$11.38	(16.51%)
12/31/2021	$12.79	0.13	3.19	3.32	(0.31)	(1.26)	(1.57)	$14.54	25.95%
12/31/2020	$12.35	0.12	1.16	1.28	(0.16)	(0.68)	(0.84)	$12.79	10.93%
Class L
06/30/2025 (Unaudited)	$19.81	0.09	(1.05)	(0.96)	-	-	-	$18.85	(4.89%) (d)
12/31/2024	$18.87	0.19	1.25	1.44	(0.01)	(0.49)	(0.50)	$19.81	7.71%
12/31/2023	$16.71	0.19	2.32	2.51	(0.01)	(0.34)	(0.35)	$18.87	15.07%
12/31/2022	$20.94	0.18	(3.68)	(3.50)	(0.04)	(0.69)	(0.73)	$16.71	(16.67%)
12/31/2021	$17.83	0.13	4.43	4.56	(0.19)	(1.26)	(1.45)	$20.94	25.61%
12/31/2020	$16.80	0.12	1.65	1.77	(0.06)	(0.68)	(0.74)	$17.83	10.82%
Institutional Class
06/30/2025 (Unaudited)	$6.43	0.04	(0.34)	(0.30)	-	-	-	$6.13	(4.67%) (d)
12/31/2024	$6.53	0.11	0.44	0.55	(0.16)	(0.49)	(0.65)	$6.43	8.54%
12/31/2023	$6.08	0.11	0.83	0.94	(0.15)	(0.34)	(0.49)	$6.53	15.70%
12/31/2022	$8.26	0.10	(1.45)	(1.35)	(0.14)	(0.69)	(0.83)	$6.08	(16.21%)
12/31/2021	$7.87	0.11	1.96	2.07	(0.42)	(1.26)	(1.68)	$8.26	26.40%
12/31/2020	$7.93	0.10	0.73	0.83	(0.21)	(0.68)	(0.89)	$7.87	11.47%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Investor Class
06/30/2025 (Unaudited)	$826,879	0.58%(f)	0.56%(f)	1.25%(f)	16%(d)
12/31/2024	$762,951	0.57%	0.56%	1.27%	27%
12/31/2023	$467,089	0.57%	0.56%	1.36%	30%
12/31/2022	$499,381	0.57%	0.56%	1.12%	33%
12/31/2021	$505,466	0.56%	0.56%	0.86%	20%
12/31/2020	$438,004	0.56%	0.56%	1.11%	24%
Class L
06/30/2025 (Unaudited)	$23,985	0.95%(f)	0.81%(f)	0.98%(f)	16%(d)
12/31/2024	$25,446	0.90%	0.81%	0.98%	27%
12/31/2023	$26,796	0.89%	0.81%	1.11%	30%
12/31/2022	$27,993	0.93%	0.81%	1.00%	33%
12/31/2021	$2,609	0.97%	0.81%	0.62%	20%
12/31/2020	$2,121	0.87%	0.81%	0.87%	24%
Institutional Class
06/30/2025 (Unaudited)	$134,453	0.22%(f)	0.21%(f)	1.48%(f)	16%(d)
12/31/2024	$394,487	0.20%	0.20%	1.62%	27%
12/31/2023	$344,521	0.21%	0.21%	1.72%	30%
12/31/2022	$319,255	0.21%	0.21%	1.44%	33%
12/31/2021	$369,318	0.20%	0.20%	1.21%	20%
12/31/2020	$357,016	0.20%	0.20%	1.47%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment loss(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$10.61	(0.04)	(0.14)	(0.18)	—	—	—	$10.43	(1.70%) (d)
12/31/2024	$10.30	(0.08)	1.17	1.09	(0.05)	(0.73)	(0.78)	$10.61	10.49%
12/31/2023	$8.90	(0.07)	1.47	1.40	—	(0.00)(e)	(0.00) (e)	$10.30	15.76%
12/31/2022	$12.41	(0.08)	(3.06)	(3.14)	(0.05)	(0.32)	(0.37)	$8.90	(25.36%)
12/31/2021	$13.40	(0.12)	1.98	1.86	(1.05)	(1.80)	(2.85)	$12.41	13.76%
12/31/2020	$10.89	(0.07)	4.00	3.93	(0.85)	(0.57)	(1.42)	$13.40	36.90%
Institutional Class
06/30/2025 (Unaudited)	$10.94	(0.02)	(0.14)	(0.16)	—	—	—	$10.78	(1.46%) (d)
12/31/2024	$10.61	(0.05)	1.21	1.16	(0.10)	(0.73)	(0.83)	$10.94	10.84%
12/31/2023	$9.14	(0.03)	1.50	1.47	—	(0.00)(e)	(0.00) (e)	$10.61	16.11%
12/31/2022	$12.68	(0.04)	(3.13)	(3.17)	(0.05)	(0.32)	(0.37)	$9.14	(25.04%)
12/31/2021	$13.59	(0.07)	1.99	1.92	(1.03)	(1.80)	(2.83)	$12.68	14.03%
12/31/2020	$11.02	(0.04)	4.08	4.04	(0.90)	(0.57)	(1.47)	$13.59	37.51%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment loss to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Investor Class
06/30/2025 (Unaudited)	$6,375	1.79% (g)	1.19% (g)	(0.82%) (g)	31% (d)
12/31/2024	$6,559	1.71%	1.19%	(0.75%)	55%
12/31/2023	$8,975	1.78%	1.19%	(0.71%)	60%
12/31/2022	$5,602	1.75%	1.19%	(0.78%)	60%
12/31/2021	$7,720	1.60%	1.19%	(0.85%)	60%
12/31/2020	$7,908	1.67%	1.19%	(0.67%)	80%
Institutional Class
06/30/2025 (Unaudited)	$235,245	0.93% (g)	0.84% (g)	(0.46%) (g)	31% (d)
12/31/2024	$133,242	0.95%	0.84%	(0.40%)	55%
12/31/2023	$127,503	0.95%	0.84%	(0.35%)	60%
12/31/2022	$101,748	0.95%	0.84%	(0.43%)	60%
12/31/2021	$128,226	0.91%	0.84%	(0.50%)	60%
12/31/2020	$111,767	0.92%	0.84%	(0.32%)	80%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2025 (Unaudited)	$38.44	0.11	(1.25)	(1.14)	—	—	—	$37.30	(2.97%) (d)
12/31/2024	$35.91	0.21	2.73	2.94	—	(0.41)	(0.41)	$38.44	8.21%
12/31/2023	$31.17	0.19	5.36	5.55	(0.02)	(0.79)	(0.81)	$35.91	17.81%
12/31/2022	$35.69	0.23	(3.83)	(3.60)	(0.02)	(0.90)	(0.92)	$31.17	(10.03%)
12/31/2021	$29.05	0.14	8.72	8.86	(1.20)	(1.02)	(2.22)	$35.69	30.67%
12/31/2020	$28.23	0.14	0.75	0.89	—	(0.07)	(0.07)	$29.05	3.20%
Institutional Class
06/30/2025 (Unaudited)	$6.79	0.03	(0.22)	(0.19)	—	—	—	$6.60	(2.80%) (d)
12/31/2024	$6.76	0.06	0.52	0.58	(0.14)	(0.41)	(0.55)	$6.79	8.65%
12/31/2023	$6.58	0.07	1.12	1.19	(0.22)	(0.79)	(1.01)	$6.76	18.19%
12/31/2022	$8.40	0.08	(0.92)	(0.84)	(0.08)	(0.90)	(0.98)	$6.58	(9.70%)
12/31/2021	$8.00	0.07	2.40	2.47	(1.05)	(1.02)	(2.07)	$8.40	31.17%
12/31/2020	$7.84	0.06	0.20	0.26	(0.03)	(0.07)	(0.10)	$8.00	3.54%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2025 (Unaudited)	$69,392	1.16% (f)	1.09% (f)	0.61% (f)	22% (d)
12/31/2024	$72,648	1.15%	1.09%	0.55%	42%
12/31/2023	$70,367	1.17%	1.09%	0.57%	74%
12/31/2022	$62,951	1.14%	1.09%	0.71%	46%
12/31/2021	$74,488	1.12%	1.09%	0.41%	40%
12/31/2020	$68,753	1.13%	1.09%	0.58%	93%
Institutional Class
06/30/2025 (Unaudited)	$473,295	0.75% (f)	0.74% (f)	0.97% (f)	22% (d)
12/31/2024	$417,985	0.74%	0.74%	0.90%	42%
12/31/2023	$385,952	0.74%	0.74%	1.02%	74%
12/31/2022	$317,543	0.74%	0.74%	1.06%	46%
12/31/2021	$394,560	0.73%	0.73%	0.77%	40%
12/31/2020	$351,671	0.74%	0.74%	0.97%	93%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2025

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interest in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act.  The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower S&P Small Cap 600® Index Fund - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index
Empower Small Cap Growth Fund - seeks long-term capital appreciation
Empower Small Cap Value Fund - seeks long-term capital growth
The Funds each offer two share classes referred to as Investor Class and Institutional Class shares except the Empower S&P Small Cap 600® Index Fund. The Empower S&P Small Cap 600® Index Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as

Semi-Annual Report - June 30, 2025

of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2025, all of the Funds' investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2025

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection.  Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2025 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Empower S&P Small Cap 600® Index Fund	$1,017,868,921	$174,993,888	$(177,510,563)	$(2,516,675)
Empower Small Cap Growth Fund	227,700,385	35,658,151	(14,931,699)	20,726,452
Empower Small Cap Value Fund	499,624,380	92,715,393	(46,611,726)	46,103,667
Segment Reporting
The ECM Board of Managers acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each of the Funds operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within each of the Funds’ financial statements.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.
In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semi-Annual Report - June 30, 2025

Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments.  Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower S&P Small Cap 600® Index Fund
Futures Contracts:
Average long contracts	117
Average notional long	$12,531,339
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2025 is as follows:
Empower S&P Small Cap 600® Index Fund
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$117,642(a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2025 is as follows:
Empower S&P Small Cap 600® Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(494,356)	Net change in unrealized appreciation on futures contracts	$719,682

Semi-Annual Report - June 30, 2025

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower S&P Small Cap 600® Index Fund	0.19% up to $1 billion dollars
0.14% over $1 billion dollars
0.09% over $2 billion dollars
Empower Small Cap Growth Fund	0.83% up to $1 billion dollars
0.78% over $1 billion dollars
0.73% over $2 billion dollars
Empower Small Cap Value Fund	0.71%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2026 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower S&P Small Cap 600® Index Fund	0.21%
Empower Small Cap Growth Fund	0.84%
Empower Small Cap Value Fund	0.74%
ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 30, 2025, the amounts subject to recoupment were as follows:
Empower S&P Small Cap 600® Index Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$95,525	$74,765	$92,267	$109,638	$0
Empower Small Cap Growth Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$155,131	$149,900	$176,637	$93,320	$0

Semi-Annual Report - June 30, 2025

Empower Small Cap Value Fund
Expires December 31, 2025	Expires December 31, 2026	Expires December 31, 2027	Expires June 30, 2028	Recoupment of Past Reimbursed Fees by ECM
$42,066	$113,843	$65,714	$41,303	$0
ECM and Empower Funds have entered into sub-advisory agreements with, and are responsible for compensating the sub-advisers below for their services:
Empower S&P Small Cap 600® Index Fund - Irish Life Investment Managers Limited, an affiliate of ECM and Empower of America, receives monthly compensation for its services at the annual rate of 0.013% of the Fund's net assets.
Empower Small Cap Growth Fund - Lord, Abbett & Co. LLC and Peregrine Capital Management LLC
Empower Small Cap Value Fund - Hotchkis & Wiley Capital Management, LLC and Loomis, Sayles & Company, L.P.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund and Class L shares of the Empower S&P Small Cap 600® Index Fund, a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Funds.  The Empower S&P Small Cap 600® Index Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $833,000 for the fiscal period ended June 30, 2025.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower S&P Small Cap 600® Index Fund	$169,131,609	$299,717,119
Empower Small Cap Growth Fund	151,383,883	55,700,846
Empower Small Cap Value Fund	178,112,007	106,080,624
For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Semi-Annual Report - June 30, 2025

Collateral was invested in Government Money Market Funds. As of June 30, 2025, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower S&P Small Cap 600® Index Fund	$32,692,568	$33,484,086
Empower Small Cap Growth Fund	12,986,238	13,237,252
Empower Small Cap Value Fund	15,950,682	16,401,761

Under the securities lending agreement, the cash collateral received represents a secured borrowing, and is collateralized by the securities loaned. As of June 30, 2025 each Fund's class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2025

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form NPORT. Empower Funds’ Form NPORT reports are available on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents, and may be reviewed and copied at the SEC’s Public Reference Room in Washington,D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds’ accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866)-831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower S&P Small Cap 600® Index Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower S&P Small Cap 600 Index Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among Empower Funds, ECM and Irish Life Investment Managers Limited (the “Sub-Adviser” or “ILIM”), with respect to the Fund. (ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). ILIM is an affiliate of ECM and Empower of America.)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. ECM is responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Empower is an indirect wholly-owned subsidiary of Empower of America. References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.

As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap® Index (the “Index”). Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2024, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2024. The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns for the Fund’s Investor Class for the one-, three-, five- and ten-year periods ended December 31, 2024 were in the fourth, fourth, fourth and second quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its performance universe median for the ten-year period and with a specific ranking in the 63rd percentile for the five-year period ended December 31, 2024. As to the Fund’s Institutional Class, the Board observed that the annualized returns for the one-, three- and five-year periods ended December 31, 2024 were in the fourth, fourth and third quintiles, respectively, of its performance universe, with specific rankings in the 65th and 55th percentiles for the three- and five-year periods, respectively.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed. Taking the foregoing into account and the expectations of shareholders in this regard, the Board further noted that the investment performance of the Fund in absolute terms and relative to the performance universe was not of the importance that normally attaches to the performance of actively managed funds. In this regard, the Board observed that, although the Fund underperformed the Index for each period reviewed, such underperformance was attributable primarily to the Fund’s fees and expenses and that the Fund’s performance on a gross of fees and expenses basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the Index, indicating that the Fund tracked the Index in an appropriate manner.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things. In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Contractual Management Fee for the Institutional Class was equal to its peer group median contractual management fee and the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee. The Board also observed that the Fund’s total annual operating expense ratio was lower than the median expense ratio of the peer group of funds for the Fund’s Investor Class, and for the Fund’s Institutional class, equaled its peer group median expense ratio, ranking in the second and third quintiles, respectively, of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of Empower Funds sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”). The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and for similar services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.
The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.  In addition, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement, which, as noted, includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower Small Cap Growth Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Small Cap Growth Fund (the “Fund”), a series of Empower Funds; (ii) the investment sub-advisory agreement (the “Peregrine Sub-Advisory Agreement”) by and among Empower Funds, ECM and Peregrine Capital Management, LLC (“Peregrine”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the “Lord Abbett Sub-Advisory Agreement”) by and among Empower Funds, ECM and Lord, Abbett & Co. LLC (“Lord Abbett” and together with Peregrine, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Peregrine Sub-Advisory Agreement and the Lord Abbett Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Peregrine and Lord Abbett. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.

In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.

Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema. This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2024. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three- and five-year periods ended December 31, 2024, were in the fourth, third and third quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its performance universe median for the five-year period ended December 31, 2024. As to the Fund’s Institutional Class, the Board observed that the Fund’s annualized returns for the one-, three- and five-year periods ended December 31, 2024, were in the fourth, third and second quintiles, respectively, of its performance universe. The Board also observed that each class of the Fund underperformed the Russell 2000 Growth Index (the “Growth Index”) for the one- and three-year periods ended December 31, 2024, and outperformed the Growth Index for the five-year period ended December 31, 2024.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, experience and composition of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance results was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board was ECM’s view that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Institutional Class, as compared to shares of other sub-advised funds within the same Morningstar peer group and publicly-disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, as to each class of the Fund, the Contractual Management Fee was lower than the median management fee of its respective peer group of funds. The Board also observed that the total annual operating expense ratio for each class of the Fund was below its respective peer group median, ranking in the first quintile of its peer group with respect to the Investor Class (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), and in the second quintile of its peer group with respect to the Institutional Class. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Lord Abbett regarding its standard fee schedule for institutional separate accounts in the micro-cap innovation growth equity strategy, as well as the fees charged by Lord Abbett for one other sub-advisory relationship with a retail mutual fund and for the Sub-Adviser’s own mutual fund, each managed in the same investment style as the Fund. The Board noted that Lord Abbett generally attributed certain differences in pricing to the servicing requirements unique to particular types of accounts and to client-specific considerations, such as projected asset levels at the time of negotiation. As to Peregrine, the Board noted the Sub-Adviser’s statement that its sub-advisory clients with similar objectives, policies and size are assessed the same fee schedule and that it believes the fees charged to ECM are highly competitive in the current market environment. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser. The Board reviewed the financial statements and profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms, as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to the Fund in particular, the Board noted that ECM reported a negative margin associated with its management of the Fund. With respect to the Sub-Advisers, the Board took into account that Lord Abbett provided a profit margin range for all accounts within its micro-cap innovation growth equity strategy, including the Fund.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation the Board noted that both the management fee schedule and the sub-advisory fee schedule for the Peregrine Sub-Advisory Agreement contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased. The Board considered that, although the breakpoints in the Peregrine sub-advisory fee schedule take effect at lower asset levels than for the management fee, the sub-advisory fee under the Peregrine Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM with respect to the Fund’s Institutional Class, which indicated that such portion was below that of the Fund’s peer group. Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that Peregrine may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted Lord Abbett’s statement that its role as a Sub-Adviser may provide reputational benefits and enhance the firm’s market position.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

Empower Small Cap Value Fund
The Board of Directors (the “Board”) of Empower Funds, Inc. (“Empower Funds”), including the Directors who are not interested persons of Empower Funds (the “Independent Directors”), at a meeting held on April 17, 2025 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and Empower Funds, on behalf of Empower Small Cap Value Fund (the “Fund”), a series of Empower Funds, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among Empower Funds, ECM and each of Hotchkis & Wiley Capital Management, LLC (“HWCM”) and Loomis, Sayles & Company, L.P. (“Loomis Sayles” and together with HWCM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of HWCM and Loomis Sayles. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 31, 2025 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and other series of Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for Empower Funds, including the services and support provided to Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.

Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower. (Each of Empower and ECM is an indirect wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including integration initiatives relating to recent acquisitions, as well as various system enhancements, such as the modernization of a proprietary reconciliation platform and similar efforts to achieve operational efficiencies.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.

Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. In addition, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term through April 30, 2026.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds. The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group of funds, ranking in the first quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses) for the Investor Class and in the second quintile of its peer group for the Institutional Class. In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. As to the fees charged by the Sub-Advisers to other clients with similar objectives and policies as the Fund, the Board received information from HWCM regarding its standard separate account fee schedule for the small cap diversified value strategy, as well as the fees charged by HWCM for its own retail mutual fund and other sub-advised registered funds managed in the same investment style as the Fund. For Loomis Sayles, the Board similarly received information regarding the fees charged by the Sub-Adviser for its own retail mutual fund and its standard Form ADV fee schedule for small cap value. The Board assessed the foregoing information and, where applicable, noted factors contributing to certain differences in sub-advisory fee schedules between the Fund and other representative accounts, such as account servicing requirements, account size, historical relationship discounts and scope of overall relationship, and consideration of other assets under management in the case of certain funds sub-advised by HWCM and other client-specific circumstances. Also noted was the statement by Loomis Sayles that the Fund’s sub-advisory fee is the lowest fee rate of all mutual funds managed by the firm in this strategy. Taking into account the foregoing, the Board determined that the fees charged by the Sub-Advisers to other similar accounts and clients identified as comparable appeared to be competitive with the fees charged to ECM for the Fund. In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each of the Sub-Advisers. The Board reviewed the financial statements and the profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax profitability margins for the latest available fiscal year for certain publicly-traded investment management and financial services firms as compared to ECM’s overall profits, as calculated by the Independent Consultant. The Board also compared ECM’s overall pre-tax profitability margin, as calculated by ECM, to those of the publicly-traded firms in the Independent Consultant’s report. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of products it manages, its mix of businesses and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations. In addition, with respect to the Sub-Advisers, the Board noted that Loomis Sayles reported a negative margin associated with its relationship to the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board also noted that both sub-advisory fee schedules contained breakpoints that would reduce the relevant sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. In this connection, the Board considered that the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. Similarly, the Board took into account the foregoing in its review of data provided and developed by the Independent Consultant regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that each Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers.  The Board also noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material.  Loomis Sayles also noted that the potential reputational benefit from its management of funds, including the Fund, and the possibility that such funds’ performance may attract investors, is too difficult to quantify.
In addition, the Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that each Sub-Adviser received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Fund brokerage to such brokers. The Board also noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material. Loomis Sayles also noted that the potential reputational benefit from its management of funds, including the Fund, and the possibility that such funds’ performance may attract investors, is too difficult to quantify.
In addition, the Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers, and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 21, 2025

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 21, 2025